UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 9/30/2025

Date of reporting period: 3/31/2025

Item 1. Reports to Stockholders.

(a)

Leuthold Core Investment Fund
Retail | LCORX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$69	1.40%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$504,638,053
Number of Holdings	235
Portfolio Turnover	42%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	3.4%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	2.0%
Exchange Traded Funds	0.9%
Cash & Other	36.2%

Industry	(%)
Banks	6.8%
Health Care Providers & Services	5.7%
Software	5.5%
Interactive Media & Services	5.0%
IT Services	4.0%
Metals & Mining	3.5%
Insurance	3.1%
Financial Services	3.1%
Other Industries	44.2%
Cash	19.1%

Top Sectors	(%)
Financials	15.9%
Information Technology	12.0%
Communication Services	10.4%
Consumer Discretionary	7.2%
Health Care	6.2%
Materials	2.6%
Government	2.1%
Public Administration	2.0%
Utilities	1.6%
Cash & Other	40.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core Investment Fund	PAGE 1	TSR-SAR-56167R804

Leuthold Core Investment Fund
Institutional | LCRIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$64	1.31%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$504,638,053
Number of Holdings	235
Portfolio Turnover	42%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	3.4%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	2.0%
Exchange Traded Funds	0.9%
Cash & Other	36.2%

Industry	(%)
Banks	6.8%
Health Care Providers & Services	5.7%
Software	5.5%
Interactive Media & Services	5.0%
IT Services	4.0%
Metals & Mining	3.5%
Insurance	3.1%
Financial Services	3.1%
Other Industries	44.2%
Cash	19.1%

Top Sectors	(%)
Financials	15.9%
Information Technology	12.0%
Communication Services	10.4%
Consumer Discretionary	7.2%
Health Care	6.2%
Materials	2.6%
Government	2.1%
Public Administration	2.0%
Utilities	1.6%
Cash & Other	40.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core Investment Fund	PAGE 1	TSR-SAR-56167R887

Leuthold Global Fund
Retail | GLBLX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$106	2.14%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$18,631,875
Number of Holdings	244
Portfolio Turnover	32%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
Common Stocks	58.2%
U.S. Treasury Bills	2.7%
U.S. Treasury Securities	2.7%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-3.9%
Cash & Other	38.3%

Industry	(%)
Insurance	10.1%
Banks	7.4%
Software	5.6%
Capital Markets	4.9%
Wireless Telecommunication Services	4.8%
Health Care Providers & Services	4.2%
Broadline Retail	4.0%
Financial Services	3.9%
Other Industries	33.6%
Cash	21.5%

Top Sectors	(%)
Financials	26.3%
Information Technology	8.3%
Consumer Discretionary	7.7%
Communication Services	7.2%
Industrials	6.0%
Health Care	4.0%
Public Administration	2.7%
Government	2.1%
Cash & Other	35.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Global Fund	PAGE 1	TSR-SAR-56167R879

Leuthold Global Fund
Institutional | GLBIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$93	1.88%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$18,631,875
Number of Holdings	244
Portfolio Turnover	32%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
Common Stocks	58.2%
U.S. Treasury Bills	2.7%
U.S. Treasury Securities	2.7%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-3.9%
Cash & Other	38.3%

Industry	(%)
Insurance	10.1%
Banks	7.4%
Software	5.6%
Capital Markets	4.9%
Wireless Telecommunication Services	4.8%
Health Care Providers & Services	4.2%
Broadline Retail	4.0%
Financial Services	3.9%
Other Industries	33.6%
Cash	21.5%

Top Sectors	(%)
Financials	26.3%
Information Technology	8.3%
Consumer Discretionary	7.7%
Communication Services	7.2%
Industrials	6.0%
Health Care	4.0%
Public Administration	2.7%
Government	2.1%
Cash & Other	35.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Global Fund	PAGE 1	TSR-SAR-56167R861

Leuthold Select Industries ETF
LST | (Principal U.S. Listing Exchange: (NYSE Arca, Inc.)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Select Industries ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Select Industries ETF	$56	1.16%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$16,442,424
Number of Holdings	112
Portfolio Turnover	49%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
Common Stocks	98.8%
Cash & Other	1.2%

Industry	(%)
Banks	10.5%
Software	9.3%
Health Care Providers & Services	8.8%
Interactive Media & Services	7.7%
IT Services	6.3%
Insurance	5.6%
Capital Markets	5.4%
Metals & Mining	5.3%
Other Industries	39.9%
Cash	1.2%

Top Sectors	(%)
Financials	26.4%
Information Technology	20.3%
Communication Services	16.3%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	5.3%
Materials	5.3%
Utilities	3.0%
Real Estate	0.1%
Cash & Other	1.1%
*	Percentages are stated as a percent of net assets.
Leuthold Select Industries ETF	PAGE 1	TSR-SAR-56167R705

HOW HAS THE FUND CHANGED?
Effective January 17, 2025, the Fund experienced the following changes:
1) The Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.65% of its average daily net assets. Prior to January 17, 2025, this rate was 1.50% of average daily net assets.
2) The Fund entered into an investment advisory agreement with the Fund’s Adviser whereby the Adviser in entitled to receive a fee of 0.50% of its average daily net assets for managing the Fund’s investments. Prior to January 17, 2025, this rate was 1.00% of average daily net assets.
3) The Fund converted from a mutual fund to an exchange-traded fund (ETF) that is listed and traded on NYSE Arca, Inc..
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Select Industries ETF	PAGE 2	TSR-SAR-56167R705

Leuthold Grizzly Short Fund
Retail | GRZZX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$147	2.89%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$44,217,258
Number of Holdings	111
Portfolio Turnover	0%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
U.S. Treasury Bills	15.8%
Real Estate Investment Trusts	-1.4%
Exchange Traded Funds	-23.9%
Common Stocks	-69.7%
Cash & Other	179.2%

Industry	(%)**
Machinery	5.5%
Chemicals	4.7%
Aerospace & Defense	4.6%
Hotels, Restaurants, & Leisure	4.5%
Insurance	4.3%
Semiconductors/Equipment	4.2%
Capital Markets	4.0%
Software	3.6%
Other Industries	34.3%
Cash	93.7%

Top Sectors	(%)**
Industrials	21.1%
Financials	9.6%
Information Technology	9.2%
Materials	6.9%
Consumer Staples	6.2%
Consumer Discretionary	6.0%
Energy	3.7%
Healthcare	2.9%
Real Estate	2.4%
Cash	93.7%
*	Percentages are stated as a percent of net assets.
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Grizzly Short Fund	PAGE 1	TSR-SAR-56167R507

Leuthold Core ETF
LCR | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Core ETF	$33	0.67%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$71,986,021
Number of Holdings	30
Portfolio Turnover	37%
Visit https://funds.leutholdgroup.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Security Type	(%)
Exchange Traded Funds	85.4%
Cash & Other	14.6%

Industry	(%)
Software - Infrastructure	3.1%
Internet Content & Information	3.0%
Entertainment	2.9%
Telecommunication Services	2.8%
Software - Applications	2.5%
Banks - Diversified	2.4%
Gold	2.4%
Credit Services	2.2%
Other Industries	64.1%
Cash	14.6%

Top Sectors	(%)
Financials	14.6%
Communication Services	10.7%
Information Technology	10.6%
Health Care	5.0%
Consumer Discretionary	3.2%
Materials	2.5%
Industrials	2.5%
Utilities	1.6%
Cash & Other	49.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core ETF	PAGE 1	TSR-SAR-56167R606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Leuthold Funds
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries ETF
Leuthold Grizzly Short Fund
Leuthold Core ETF
Semi-Annual Financial Statements and Additional Information
March 31, 2025 (Unaudited)

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.3%
Banks - 6.8%
Bank of America Corp.	99,466	$4,150,716
Barclays PLC - ADR	186,513	2,864,840
Cadence Bank	49,047	1,489,067
Canadian Imperial Bank of Commerce	50,163	2,824,177
Citigroup, Inc.	51,669	3,667,982
Citizens Financial Group, Inc.	57,745	2,365,813
Columbia Banking System, Inc.	69,384	1,730,437
Fifth Third Bancorp	45,052	1,766,038
First Citizens BancShares, Inc. - Class A	904	1,676,125
Huntington Bancshares, Inc./OH	163,748	2,457,857
JPMorgan Chase & Co.	19,682	4,827,995
M&T Bank Corp.	15,439	2,759,721
Old National Bancorp/IN	89,395	1,894,280
		34,475,048
Capital Markets - 3.5%
Deutsche Bank AG	147,255	3,509,087
Goldman Sachs Group, Inc.	10,364	5,661,749
Morgan Stanley	40,268	4,698,067
Raymond James Financial, Inc.	15,227	2,115,183
Virtu Financial, Inc. - Class A	47,682	1,817,638
		17,801,724
Chemicals - 0.0%(a)
China Lumena New Materials Corp.(b)(c)	20,950	0
Communications Equipment - 2.1%
Cisco Systems, Inc.	52,785	3,257,362
Digi International, Inc.(c)	31,100	865,513
F5, Inc.(c)	8,034	2,139,213
Nokia Oyj - ADR	461,128	2,430,145
Telefonaktiebolaget LM Ericsson - ADR	253,356	1,966,043
		10,658,276
Diversified Consumer Services - 2.5%
Adtalem Global Education, Inc.(c)	28,726	2,890,985
Laureate Education, Inc.(c)	125,004	2,556,332
Strategic Education, Inc.	24,475	2,054,921
Stride, Inc.(c)	23,553	2,979,454
Universal Technical Institute, Inc.(c)	86,897	2,231,515
		12,713,207
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	149,939	4,240,275
Verizon Communications, Inc.	41,703	1,891,648
		6,131,923

	Shares	Value
Electronic Equipment, Instruments & Components - 2.6%
Flex, Ltd.(c)	125,996	$4,167,947
Jabil, Inc.	38,142	5,189,982
TE Connectivity PLC	24,696	3,490,039
		12,847,968
Entertainment - 2.4%
Netflix, Inc.(c)	9,195	8,574,613
Walt Disney Co.	33,067	3,263,713
		11,838,326
Financial Services - 3.2%
Block, Inc.(c)	19,665	1,068,400
Global Payments, Inc.	15,360	1,504,051
Mastercard, Inc. - Class A	9,620	5,272,914
PayPal Holdings, Inc.(c)	29,143	1,901,581
Visa, Inc. - Class A	12,764	4,473,271
Voya Financial, Inc.	28,035	1,899,652
		16,119,869
Gas Utilities - 1.9%
MDU Resources Group, Inc.	113,950	1,926,894
New Jersey Resources Corp.	39,247	1,925,458
ONE Gas, Inc.	26,000	1,965,340
Spire, Inc.	25,326	1,981,760
UGI Corp.	58,438	1,932,545
		9,731,997
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	38,833	5,350,022
Cencora, Inc.	19,000	5,283,710
Concentra Group Holdings Parent, Inc.	38,603	837,685
Encompass Health Corp.	19,098	1,934,246
HCA Healthcare, Inc.	9,947	3,437,186
McKesson Corp.	9,868	6,641,065
Select Medical Holdings Corp.	47,842	798,961
Tenet Healthcare Corp.(c)	18,363	2,469,824
Universal Health Services, Inc. - Class B	11,489	2,158,783
		28,911,482
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.(c)	70,890	1,384,482
Hyatt Hotels Corp. - Class A	11,560	1,416,100
Life Time Group Holdings, Inc.(c)	62,909	1,899,852
Norwegian Cruise Line Holdings, Ltd.(c)	68,162	1,292,351
Royal Caribbean Cruises, Ltd.	6,847	1,406,648
SeaWorld Entertainment, Inc.(c)	34,431	1,565,233
Travel + Leisure Co.	33,669	1,558,538
		10,523,204

The accompanying notes are an integral part of these financial statements.

1

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Durables - 3.0%
D.R. Horton, Inc.	40,038	$5,090,031
PulteGroup, Inc.	60,633	6,233,072
Toll Brothers, Inc.	36,805	3,886,240
		15,209,343
Insurance - 3.6%
Allstate Corp.	12,162	2,518,385
Arch Capital Group, Ltd.	20,993	2,019,107
Assurant, Inc.	10,709	2,246,213
Hanover Insurance Group, Inc.	8,734	1,519,279
Hartford Insurance Group, Inc.	20,639	2,553,664
Kemper Corp.	20,905	1,397,499
Markel Group, Inc.(c)	1,072	2,004,222
Travelers Cos., Inc.	10,107	2,672,897
White Mountains Insurance Group Ltd.	744	1,432,803
		18,364,069
Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A	42,943	6,640,706
Cargurus, Inc.(c)	84,558	2,463,175
IAC, Inc.(c)	34,227	1,572,388
Match Group, Inc.	70,722	2,206,526
Meta Platforms, Inc. - Class A	18,850	10,864,386
Pinterest, Inc. - Class A(c)	46,584	1,444,104
		25,191,285
Internet & Direct Marketing Retail - 0.4%
Expedia Group, Inc.	10,311	1,733,279
IT Services - 4.1%
Akamai Technologies, Inc.(c)	27,849	2,241,845
CSG Systems International, Inc.	26,667	1,612,553
DigitalOcean Holdings, Inc.(c)	46,770	1,561,650
Genpact, Ltd.	48,428	2,439,803
GoDaddy, Inc. - Class A(c)	13,942	2,511,512
MAXIMUS, Inc.	23,698	1,615,967
Okta, Inc.(c)	20,196	2,125,023
Twilio, Inc. - Class A(c)	23,296	2,280,911
VeriSign, Inc.(c)	12,552	3,186,576
Wix.com, Ltd.(c)	7,618	1,244,629
		20,820,469
Media - 0.8%
Charter Communications, Inc. - Class A(c)	4,580	1,687,867
Comcast Corp. - Class A	67,631	2,495,584
		4,183,451
Metals & Mining - 3.5%
Agnico Eagle Mines, Ltd.	29,825	3,233,328
Eldorado Gold Corp.(c)	109,015	1,833,633
Equinox Gold Corp.(c)	321,881	2,214,541

	Shares	Value
IAMGOLD Corp.(c)	521,291	$3,258,069
Kinross Gold Corp.	384,843	4,852,870
Pan American Silver Corp.	78,676	2,032,201
		17,424,642
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC(c)	11,665	1,448,210
Merck & Co., Inc.	25,678	2,304,857
		3,753,067
Professional Services - 0.7%
Concentrix Corp.	35,413	1,970,379
WNS Holdings Ltd.(c)	25,581	1,572,976
		3,543,355
Real Estate - 0.1%
Millrose Properties, Inc.(c)	11,967	317,245
Software - 6.0%
Check Point Software Technologies, Ltd.(c)	18,885	4,304,269
Fortinet, Inc.(c)	39,321	3,785,040
Microsoft Corp.	32,004	12,013,982
Oracle Corp.	42,935	6,002,742
Qualys, Inc.(c)	14,926	1,879,631
SS&C Technologies Holdings, Inc.	29,728	2,483,180
		30,468,844
Trading Companies & Distributors - 1.1%
United Rentals, Inc.	8,716	5,462,317
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	23,323	6,220,477
TOTAL COMMON STOCKS (Cost $244,269,313)		324,444,867
EXCHANGE TRADED FUNDS - 9.1%
Invesco CurrencyShares Japanese Yen Trust(c)	52,225	3,211,838
iShares Core Japan Government Bond ETF	215,000	3,232,382
iShares International Treasury Bond ETF	176,215	6,946,395
Janus Henderson AAA CLO ETF	100,018	5,071,913
Simplify MBS ETF	96,074	4,817,150
SPDR Bloomberg International Treasury Bond ETF	411,919	9,004,549
SPDR Portfolio Intermediate Term Corporate Bond ETF	319,792	10,629,886
VanEck J. P. Morgan EM Local Currency Bond ETF	118,190	2,820,014
TOTAL EXCHANGE TRADED FUNDS (Cost $45,829,235)		45,734,127

The accompanying notes are an integral part of these financial statements.

2

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.1%
French Republic Government Bond OAT, 3.00%, 05/25/2033(d)	EUR	4,780,000	$5,092,532
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000	5,586,959
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,671,256)			10,679,491
U.S. TREASURY SECURITIES - 2.0%
United States Treasury Note/Bond, 3.88%, 08/15/2033		$10,300,000	10,071,066
TOTAL U.S. TREASURY SECURITIES (Cost $9,975,356)			10,071,066
SHORT-TERM INVESTMENTS - 3.4%
U.S. Treasury Bills - 3.4%
4.21%, 04/17/2025(e)(f)		17,000,000	16,968,493
TOTAL SHORT-TERM INVESTMENTS (Cost $16,968,493)			16,968,493
TOTAL INVESTMENTS - 80.9% (Cost $327,713,653)			$407,898,044
Money Market Deposit Account - 17.5%(g)			88,518,240
Other Assets in Excess of Liabilities - 1.6%			8,221,769
TOTAL NET ASSETS - 100.0%			$504,638,053

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
REIT - Real Estate Investment Trust
EUR - Euro
GBP - British Pound
(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $5,092,532 or 1.0% of the Fund’s net assets.

(e)	The rate shown is the annualized effective yield as of March 31, 2025.
(f)	All or a portion of security has been pledged as collateral for open securities sold short.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

3

Leuthold Core Investment Fund
Schedule of Securities Sold Short
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (8.7)%
Aerospace & Defense - (0.6)%
AAR Corp.	(5,019)	$(281,014)
Boeing Co.	(3,921)	(668,727)
Cadre Holdings, Inc.	(9,186)	(271,997)
HEICO Corp.	(2,583)	(690,152)
Spirit AeroSystems Holdings, Inc. - Class A	(9,877)	(340,361)
TransDigm Group, Inc.	(474)	(655,679)
		(2,907,930)
Automobile Components - (0.0)%(a)
Adient PLC	(15,811)	(203,329)
Beverages - (0.4)%
Brown-Forman Corp. - Class B	(13,008)	(441,492)
Coca-Cola Co.	(9,631)	(689,772)
Constellation Brands, Inc. - Class A	(2,545)	(467,058)
PepsiCo, Inc.	(3,758)	(563,475)
		(2,161,797)
Building Products - (0.0)%(a)
Trex Co., Inc.	(4,257)	(247,332)
Capital Markets - (0.5)%
Ares Management Corp. - Class A	(3,028)	(443,935)
Blue Owl Capital, Inc. - Class A	(15,491)	(310,440)
FactSet Research Systems, Inc.	(752)	(341,889)
Hamilton Lane, Inc. - Class A	(1,981)	(294,515)
MarketAxess Holdings, Inc.	(1,773)	(383,589)
MSCI, Inc.	(1,299)	(734,584)
		(2,508,952)
Chemicals - (0.6)%
Albemarle Corp.	(5,668)	(408,209)
Balchem Corp.	(1,799)	(298,634)
Chemours Co.	(13,123)	(177,554)
International Flavors & Fragrances, Inc.	(7,109)	(551,730)
Linde PLC	(1,277)	(594,622)
Stepan Co.	(3,607)	(198,529)
Tronox Holdings PLC	(28,985)	(204,055)
Westlake Corp.	(5,185)	(518,656)
		(2,951,989)
Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(2,599)	(289,814)
Rollins, Inc.	(12,767)	(689,801)
		(979,615)
Consumer Finance - (0.1)%
Credit Acceptance Corp.	(570)	(294,319)
Containers & Packaging - (0.3)%
Ball Corp.	(11,862)	(617,654)
Smurfit WestRock PLC	(11,260)	(507,376)
Sonoco Products Co.	(6,625)	(312,965)
		(1,437,995)

	Shares	Value
Electric Utilities - (0.1)%
Eversource Energy	(4,964)	$(308,314)
Electrical Equipment - (0.1)%
Rockwell Automation, Inc.	(2,336)	(603,576)
Electronic Equipment, Instruments & Components - (0.1)%
Cognex Corp.	(9,400)	(280,402)
Novanta, Inc.	(1,744)	(223,005)
		(503,407)
Energy Equipment & Services - (0.0)%(a)
Valaris Ltd.	(4,894)	(192,138)
Entertainment - (0.2)%
Take-Two Interactive Software, Inc.	(3,911)	(810,555)
Financial Services - (0.1)%
PennyMac Financial Services, Inc.	(2,877)	(288,016)
Walker & Dunlop, Inc.	(2,977)	(254,117)
		(542,133)
Ground Transportation - (0.4)%
JB Hunt Transport Services, Inc.	(3,121)	(461,752)
Knight-Swift Transportation Holdings, Inc.	(5,905)	(256,808)
Marten Transport Ltd.	(18,356)	(251,844)
Old Dominion Freight Line, Inc.	(3,137)	(519,017)
RXO, Inc.	(11,711)	(223,680)
Saia, Inc.	(669)	(233,769)
		(1,946,870)
Health Care Equipment & Supplies - (0.2)%
Baxter International, Inc.	(8,805)	(301,395)
IDEXX Laboratories, Inc.	(1,411)	(592,549)
Inspire Medical Systems, Inc.	(1,520)	(242,106)
		(1,136,050)
Hotels, Restaurants & Leisure - (0.6)%
Caesars Entertainment, Inc.	(9,135)	(228,375)
DraftKings, Inc. - Class A	(17,456)	(579,714)
First Watch Restaurant Group, Inc.	(15,754)	(262,304)
Red Rock Resorts, Inc. - Class A	(5,915)	(256,533)
Restaurant Brands International, Inc.	(9,154)	(610,023)
Starbucks Corp.	(6,977)	(684,374)
Vail Resorts, Inc.	(1,434)	(229,469)
		(2,850,792)
Household Products - (0.1)%
Clorox Co.	(4,830)	(711,217)
Independent Power and Renewable Electricity Producers - (0.1)%
Ormat Technologies, Inc.	(3,758)	(265,954)
Insurance - (0.5)%
Aon PLC - Class A	(1,936)	(772,638)
Arthur J. Gallagher & Co.	(2,599)	(897,279)

The accompanying notes are an integral part of these financial statements.

4

Leuthold Core Investment Fund
Schedule of Securities Sold Short
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Erie Indemnity Co. - Class A	(1,511)	$(633,184)
Ryan Specialty Holdings, Inc.	(5,918)	(437,163)
		(2,740,264)
IT Services - (0.1)%
MongoDB, Inc.	(1,847)	(323,964)
Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(3,812)	(223,498)
Bruker Corp.	(5,067)	(211,497)
Repligen Corp.	(2,231)	(283,872)
		(718,867)
Machinery - (0.7)%
AGCO Corp.	(2,836)	(262,529)
Graco, Inc.	(7,403)	(618,225)
Hillenbrand, Inc.	(6,632)	(160,096)
IDEX Corp.	(2,823)	(510,878)
Ingersoll Rand, Inc.	(7,185)	(575,016)
JBT Marel Corp.	(2,266)	(276,905)
Stanley Black & Decker, Inc.	(6,395)	(491,648)
Xylem, Inc./NY	(4,753)	(567,793)
		(3,463,090)
Multi-Utilities - (0.1)%
Dominion Energy, Inc.	(10,322)	(578,755)
Oil, Gas & Consumable Fuels - (0.4)%
EQT Corp.	(15,382)	(821,860)
Expand Energy Corp.	(6,235)	(694,080)
Phillips 66	(5,099)	(629,625)
		(2,145,565)
Passenger Airlines - (0.1)%
Southwest Airlines Co.	(19,937)	(669,484)
Personal Care Products - (0.2)%
Interparfums, Inc.	(2,449)	(278,868)
Kenvue, Inc.	(32,548)	(780,501)
		(1,059,369)
Professional Services - (0.3)%
Dayforce, Inc.	(4,993)	(291,242)
Equifax, Inc.	(2,087)	(508,310)
Exponent, Inc.	(3,778)	(306,244)
Verisk Analytics, Inc.	(1,984)	(590,478)
		(1,696,274)
Real Estate Management & Development - (0.1)%
CoStar Group, Inc.	(7,781)	(616,489)
Semiconductors & Semiconductor Equipment - (0.5)%
Advanced Micro Devices, Inc.	(6,449)	(662,570)
ARM Holdings PLC - ADR	(4,436)	(473,720)
ASML Holding NV	(784)	(519,502)

	Shares	Value
Power Integrations, Inc.	(4,603)	$(232,452)
Silicon Laboratories, Inc.	(2,295)	(258,348)
Texas Instruments, Inc.	(2,986)	(536,584)
		(2,683,176)
Software - (0.5)%
Cadence Design Systems, Inc.	(2,497)	(635,062)
Confluent, Inc. - Class A	(11,810)	(276,826)
Crowdstrike Holdings, Inc. - Class A	(1,508)	(531,691)
Monday.com Ltd.	(1,139)	(276,959)
Zscaler, Inc.	(2,954)	(586,133)
		(2,306,671)
Specialty Retail - (0.2)%
Floor & Decor Holdings, Inc. - Class A	(2,650)	(213,246)
Pool Corp.	(1,763)	(561,251)
		(774,497)
Trading Companies & Distributors - (0.2)%
Fastenal Co.	(7,253)	(562,470)
SiteOne Landscape Supply, Inc.	(2,125)	(258,060)
		(820,530)
TOTAL COMMON STOCKS (Proceeds $46,673,167)		(44,161,259)
EXCHANGE TRADED FUNDS - (8.2)%
Invesco QQQ Trust Series 1	(58,662)	(27,507,785)
iShares S&P 500 Growth ETF	(55,277)	(5,131,364)
iShares Semiconductor ETF	(11,260)	(2,118,794)
iShares U.S. Transportation ETF	(19,870)	(1,272,276)
Real Estate Select Sector SPDR Fund	(19,041)	(796,866)
SPDR S&P 500 ETF Trust	(5,670)	(3,171,742)
Vanguard S&P 500 ETF	(2,465)	(1,266,788)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $44,644,911)		(41,265,615)
REAL ESTATE INVESTMENT TRUSTS - (0.2)%
Industrial REITs - (0.1)%
Rexford Industrial Realty, Inc.	(6,584)	(257,763)
Residential REITs - (0.1)%
Invitation Homes, Inc.	(18,756)	(653,647)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $934,852)		(911,410)
TOTAL SECURITIES SOLD SHORT - (17.1)% (Proceeds $92,252,930)		$(86,338,284)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.5%
Automobiles - 0.6%
General Motors Co.	2,215	$104,171
Banks - 7.4%
ABN AMRO Bank NV(a)	4,623	97,413
ANZ Group Holdings Ltd.	2,966	54,305
Banco Santander SA - ADR	18,089	121,196
Bank of Nova Scotia	891	42,260
Barclays PLC - ADR	6,372	97,874
Canadian Imperial Bank of Commerce	1,202	67,673
Citigroup, Inc.	977	69,357
Comerica, Inc.	1,151	67,978
Commerzbank AG	5,537	126,715
Danske Bank AS	2,020	66,118
M&T Bank Corp.	388	69,355
Mizuho Financial Group, Inc. - ADR	21,538	118,674
Nishi-Nippon Financial Holdings, Inc.	5,000	70,664
Old National Bancorp/IN	3,260	69,079
Svenska Handelsbanken AB - Class A	7,302	82,524
UniCredit SpA	1,560	87,566
United Overseas Bank Ltd.	2,600	73,363
		1,382,114
Broadline Retail - 4.0%
Dillard’s, Inc. - Class A	178	63,747
eBay, Inc.	1,935	131,058
JD.com, Inc. - ADR	3,708	152,473
Naspers Ltd.	522	129,451
Nordstrom, Inc.	3,474	84,939
PDD Holdings, Inc. - ADR(b)	899	106,397
Takashimaya Co. Ltd.	8,800	71,582
		739,647
Capital Markets - 5.1%
Daiwa Securities Group, Inc.	9,200	61,946
Deutsche Bank AG	5,498	131,017
Goldman Sachs Group, Inc.	294	160,609
Interactive Brokers Group, Inc. - Class A	466	77,165
Investec PLC	7,175	44,414
Macquarie Group Ltd.	747	92,962
Morgan Stanley	1,162	135,571
Raymond James Financial, Inc.	713	99,043
SBI Holdings, Inc.	2,100	56,706
UBS Group AG	3,235	99,088
		958,521
Diversified Consumer Services - 3.5%
ADT, Inc.	12,410	101,017
Adtalem Global Education, Inc.(b)	883	88,865
Frontdoor, Inc.(b)	1,595	61,280

	Shares	Value
Graham Holdings Co. - Class B	96	$92,243
H&R Block, Inc.	1,764	96,861
Laureate Education, Inc.(b)	4,280	87,526
Perdoceo Education Corp.	2,737	68,918
Strategic Education, Inc.	715	60,031
		656,741
Financial Services - 3.9%
Block, Inc.(b)	1,001	54,384
Euronet Worldwide, Inc.(b)	556	59,408
Fidelity National Information Services, Inc.	1,138	84,986
Fiserv, Inc.(b)	696	153,698
Global Payments, Inc.	825	80,784
Payoneer Global, Inc.(b)	5,761	42,113
PayPal Holdings, Inc.(b)	1,563	101,986
Visa, Inc. - Class A	446	156,305
		733,664
Health Care Providers & Services - 4.2%
Bangkok Dusit Medical Services PCL - NVDR	119,200	76,659
Concentra Group Holdings Parent, Inc.	2,377	51,581
HCA Healthcare, Inc.	520	179,686
IHH Healthcare Bhd	70,600	110,096
National HealthCare Corp.	719	66,723
Select Medical Holdings Corp.	2,946	49,198
Tenet Healthcare Corp.(b)	912	122,664
Universal Health Services, Inc. - Class B	653	122,699
		779,306
Insurance - 10.4%
Arch Capital Group, Ltd.	569	54,726
Axis Capital Holdings Ltd.	1,210	121,290
Chubb Ltd.	215	64,928
DB Insurance Co. Ltd.	977	59,018
Everest Group Ltd.	494	179,485
Fairfax Financial Holdings Ltd.	77	111,287
Hartford Insurance Group, Inc.	693	85,745
Loews Corp.	1,050	96,506
Markel Group, Inc.(b)	38	71,045
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	367,031
Old Republic International Corp.	3,098	121,504
QBE Insurance Group Ltd.	7,025	97,066
Sompo Holdings, Inc.	6,600	200,978
Swiss Re AG	1,766	300,536
		1,931,145
Interactive Media & Services - 2.5%
Baidu, Inc. - ADR(b)	825	75,925
CAR Group Ltd.	2,529	50,405
Cargurus, Inc.(b)	1,879	54,735
LY Corp.	20,100	68,062

The accompanying notes are an integral part of these financial statements.

6

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Interactive Media & Services - (Continued)
Match Group, Inc.	1,515	$47,268
Scout24 SE(a)	763	79,903
SEEK Ltd.	3,261	44,090
Yelp, Inc.(b)	1,228	45,473
		465,861
IT Services - 3.0%
Akamai Technologies, Inc.(b)	953	76,716
DigitalOcean Holdings, Inc.(b)	1,596	53,290
GoDaddy, Inc. - Class A(b)	436	78,541
Shopify, Inc. - Class A(b)	1,120	106,938
Twilio, Inc. - Class A(b)	787	77,055
VeriSign, Inc.(b)	433	109,926
Wix.com, Ltd.(b)	383	62,575
		565,041
Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd.(b)(d)	2,484,000	0
Passenger Airlines - 3.5%
ANA Holdings, Inc.	4,100	75,681
Cathay Pacific Airways Ltd.	66,000	88,130
Copa Holdings SA - Class A	794	73,413
Delta Air Lines, Inc.	2,355	102,678
Eva Airways Corp.	59,000	72,594
International Consolidated Airlines Group SA	35,385	119,735
Singapore Airlines Ltd.	24,000	120,899
		653,130
Software - 5.8%
ACI Worldwide, Inc.(b)	1,870	102,308
Check Point Software Technologies, Ltd.(b)	630	143,590
Clear Secure, Inc. - Class A	3,860	100,013
DocuSign, Inc.(b)	1,362	110,867
Dropbox, Inc. - Class A(b)	4,073	108,790
InterDigital, Inc.	544	112,472
Opera Ltd. - ADR	3,627	57,814
Salesforce, Inc.	529	141,962
Synopsys, Inc.(b)	231	99,064
Zoom Communications, Inc.(b)	1,399	103,204
		1,080,084
Transportation Infrastructure - 3.8%
Aena SME SA(a)	729	171,027
Aeroports de Paris SA	910	92,641
Bangkok Expressway & Metro PCL - NVDR	402,700	64,337
Fraport AG Frankfurt Airport Services Worldwide(b)	1,773	111,265
Grupo Aeroportuario del Sureste SAB de CV - ADR	293	80,229

		Shares	Value
International Container Terminal Services, Inc.		18,190	$113,038
Shenzhen International Holdings Ltd.		80,000	80,915
			713,452
Wireless Telecommunication Services - 4.8%
Freenet AG		3,105	118,360
KDDI Corp.		7,200	113,729
Millicom International Cellular SA(d)		3,759	112,405
SoftBank Corp.		86,500	120,665
Tele2 AB - Class B		8,158	109,914
T-Mobile US, Inc.		745	198,699
Vodafone Group PLC - ADR		12,279	115,054
			888,826
TOTAL COMMON STOCKS (Cost $11,369,156)			11,651,703
EXCHANGE TRADED FUNDS - 8.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF		3,779	198,473
iShares Core Japan Government Bond ETF		23,600	354,810
Janus Henderson AAA CLO ETF		3,853	195,386
Simplify MBS ETF		3,912	196,148
SPDR Bloomberg International Treasury Bond ETF		12,929	282,628
SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455	247,804
VanEck J. P. Morgan EM Local Currency Bond ETF		4,439	105,914
TOTAL EXCHANGE TRADED FUNDS (Cost $1,602,658)			1,581,163
		Par
U.S. TREASURY SECURITIES - 2.7%
United States Treasury Note/Bond, 3.88%, 08/15/2033		$510,000	498,665
TOTAL U.S. TREASURY SECURITIES (Cost $493,925)			498,665
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.1%
French Republic Government Bond OAT, 3.00%, 05/25/2033(a)	EUR	145,000	154,481
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000	232,267
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,362)			386,748

The accompanying notes are an integral part of these financial statements.

7

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 2.7%
U.S. Treasury Bills - 2.7%
4.21%, 04/17/2025(e)(g)	$500,000	$499,073
TOTAL SHORT-TERM INVESTMENTS (Cost $499,073)		499,073
TOTAL INVESTMENTS - 78.5% (Cost $14,352,174)		$14,617,352
Money Market Deposit Account - 19.7%(f)		3,677,022
Other Assets in Excess of Liabilities - 1.8%(g)		337,501
TOTAL NET ASSETS - 100.0%		$18,631,875

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $502,824 or 2.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $112,405 or 0.6% of net assets as of March 31, 2025.

(e)	The rate shown is the annualized effective yield as of March 31, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(g)	All or a portion of security has been pledged as collateral for open securities sold short.
The accompanying notes are an integral part of these financial statements.

8

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)

Japan	$1,313,497	7.0%
Germany	934,291	5.0
United Kingdom	542,419	2.9
Switzerland	464,552	2.4
Bermuda	355,501	1.9
Australia	338,828	1.8
Canada	317,096	1.7
Spain	292,223	1.5
France	247,122	1.3
China	228,398	1.2
Israel	201,059	1.1
Singapore	194,262	1.0
Sweden	192,438	1.0
South Africa	173,865	1.0
Hong Kong	169,045	0.9
Thailand	140,996	0.8
Philippines	113,038	0.6
Luxembourg	112,405	0.6
Malaysia	110,096	0.6
Ireland	97,205	0.6
Netherlands	88,136	0.5
Italy	87,566	0.4
Mexico	80,229	0.4
Panama	73,413	0.4
Taiwan	72,594	0.4
Denmark	66,118	0.3
South Korea	59,018	0.3
Norway	57,814	0.3
United States	4,358,040	23.7
Other Assets in Excess of Liabilities	7,150,611	38.4
	$18,631,875	100.0%

The accompanying notes are an integral part of these financial statements.

9

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Currency as of March 31, 2025
(% of Net Assets)

US Dollar	$6,373,513	34.2%
Euro	1,406,403	7.6
Japanese Yen	1,194,822	6.4
Great Britain Pound	396,415	2.1
Australian Dollar	338,828	1.8
Swedish Krona	304,843	1.6
Swiss Franc	300,536	1.6
Singapore Dollar	194,263	1.0
Hong Kong Dollar	169,045	0.9
Thai Baht	140,995	0.8
South African Rand	129,451	0.7
Philippine Peso	113,037	0.6
Canadian Dollar	111,287	0.6
Malaysian Ringgit	110,096	0.6
Taiwan New Dollar	72,594	0.4
Danish Krone	66,118	0.4
South Korean Won	59,018	0.3
Other Assets in Excess of Liabilities	7,150,611	38.4
	$18,631,875	100.0%

The accompanying notes are an integral part of these financial statements.

10

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (12.4)%
Invesco QQQ Trust Series 1	(2,075)	$(973,009)
iShares MSCI EAFE ETF	(5,151)	(420,991)
iShares MSCI Emerging Markets ETF	(2,150)	(93,955)
iShares S&P 500 Growth ETF	(1,002)	(93,016)
iShares Semiconductor ETF	(204)	(38,387)
iShares U.S. Transportation ETF	(360)	(23,051)
Real Estate Select Sector SPDR Fund	(345)	(14,438)
SPDR S&P 500 ETF Trust	(103)	(57,617)
Vanguard S&P 500 ETF	(45)	(23,126)
Vanguard Total World Stock ETF	(5,012)	(581,141)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,455,505)		(2,318,731)
COMMON STOCKS - (4.3)%
Aerospace & Defense - (0.3)%
AAR Corp.	(91)	(5,095)
Boeing Co.	(71)	(12,109)
Cadre Holdings, Inc.	(167)	(4,945)
HEICO Corp.	(47)	(12,558)
Spirit AeroSystems Holdings, Inc. - Class A	(179)	(6,168)
TransDigm Group, Inc.	(9)	(12,450)
		(53,325)
Automobile Components - (0.0)%(a)
Adient PLC	(287)	(3,691)
Beverages - (0.2)%
Brown-Forman Corp. - Class B	(236)	(8,010)
Coca-Cola Co.	(175)	(12,533)
Constellation Brands, Inc. - Class A	(46)	(8,442)
PepsiCo, Inc.	(68)	(10,196)
		(39,181)
Building Products - (0.0)%(a)
Trex Co., Inc.	(77)	(4,474)
Capital Markets - (0.2)%
Ares Management Corp. - Class A	(55)	(8,064)
Blue Owl Capital, Inc. - Class A	(281)	(5,631)
FactSet Research Systems, Inc.	(14)	(6,365)
Hamilton Lane, Inc. - Class A	(36)	(5,352)
MarketAxess Holdings, Inc.	(32)	(6,923)
MSCI, Inc.	(24)	(13,572)
		(45,907)
Chemicals - (0.3)%
Albemarle Corp.	(103)	(7,418)
Balchem Corp.	(33)	(5,478)
Chemours Co.	(238)	(3,220)
International Flavors & Fragrances, Inc.	(129)	(10,012)
Linde PLC	(23)	(10,710)
Stepan Co.	(65)	(3,577)

	Shares	Value
Tronox Holdings PLC	(525)	$(3,696)
Westlake Corp.	(94)	(9,403)
		(53,514)
Commercial Services & Supplies - (0.1)%
Casella Waste Systems, Inc. - Class A	(47)	(5,241)
Rollins, Inc.	(231)	(12,481)
		(17,722)
Consumer Finance - (0.0)%(a)
Credit Acceptance Corp.	(10)	(5,164)
Containers & Packaging - (0.1)%
Ball Corp.	(215)	(11,195)
Smurfit WestRock PLC	(204)	(9,192)
Sonoco Products Co.	(120)	(5,669)
		(26,056)
Distributors - (0.1)%
Pool Corp.	(32)	(10,187)
Electric Utilities - (0.0)%(a)
Eversource Energy	(90)	(5,590)
Electrical Equipment - (0.1)%
Rockwell Automation, Inc.	(42)	(10,852)
Electronic Equipment, Instruments & Components - (0.0)%(a)
Cognex Corp.	(170)	(5,071)
Novanta, Inc.	(32)	(4,092)
		(9,163)
Energy Equipment & Services - (0.0)%(a)
Valaris Ltd.	(89)	(3,494)
Entertainment - (0.1)%
Take-Two Interactive Software, Inc.	(71)	(14,715)
Financial Services - (0.0)%(a)
PennyMac Financial Services, Inc.	(52)	(5,206)
Walker & Dunlop, Inc.	(54)	(4,609)
		(9,815)
Ground Transportation - (0.2)%
JB Hunt Transport Services, Inc.	(57)	(8,433)
Knight-Swift Transportation Holdings, Inc.	(107)	(4,653)
Marten Transport Ltd.	(333)	(4,569)
Old Dominion Freight Line, Inc.	(57)	(9,431)
RXO, Inc.	(212)	(4,049)
Saia, Inc.	(12)	(4,193)
		(35,328)
Health Care Equipment & Supplies - (0.1)%
Baxter International, Inc.	(160)	(5,477)
IDEXX Laboratories, Inc.	(26)	(10,918)
Inspire Medical Systems, Inc.	(28)	(4,460)
		(20,855)

The accompanying notes are an integral part of these financial statements.

11

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - (0.3)%
Caesars Entertainment, Inc.	(166)	$(4,150)
DraftKings, Inc. - Class A	(316)	(10,494)
First Watch Restaurant Group, Inc.	(286)	(4,762)
Red Rock Resorts, Inc. - Class A	(107)	(4,641)
Restaurant Brands International, Inc.	(166)	(11,062)
Starbucks Corp.	(126)	(12,359)
Vail Resorts, Inc.	(26)	(4,161)
		(51,629)
Household Products - (0.1)%
Clorox Co.	(88)	(12,958)
Independent Power and Renewable Electricity Producers - (0.0)%(a)
Ormat Technologies, Inc.	(68)	(4,812)
Insurance - (0.3)%
Aon PLC - Class A	(35)	(13,968)
Arthur J. Gallagher & Co.	(47)	(16,226)
Erie Indemnity Co. - Class A	(27)	(11,315)
Ryan Specialty Holdings, Inc.	(107)	(7,904)
		(49,413)
IT Services - (0.0)%(a)
MongoDB, Inc.	(33)	(5,788)
Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(69)	(4,045)
Bruker Corp.	(92)	(3,840)
Repligen Corp.	(40)	(5,090)
		(12,975)
Machinery - (0.3)%
AGCO Corp.	(51)	(4,721)
Graco, Inc.	(134)	(11,190)
Hillenbrand, Inc.	(120)	(2,897)
IDEX Corp.	(51)	(9,229)
Ingersoll Rand, Inc.	(130)	(10,404)
JBT Marel Corp.	(41)	(5,010)
Stanley Black & Decker, Inc.	(116)	(8,918)
Xylem, Inc./NY	(86)	(10,274)
		(62,643)
Multi-Utilities - (0.1)%
Dominion Energy, Inc.	(187)	(10,485)
Oil, Gas & Consumable Fuels - (0.2)%
EQT Corp.	(279)	(14,907)
Expand Energy Corp.	(113)	(12,579)
Phillips 66	(92)	(11,360)
		(38,846)
Passenger Airlines - (0.1)%
Southwest Airlines Co.	(361)	(12,122)

	Shares	Value
Personal Care Products - (0.1)%
Interparfums, Inc.	(44)	$(5,011)
Kenvue, Inc.	(590)	(14,148)
		(19,159)
Professional Services - (0.2)%
Dayforce, Inc.	(91)	(5,308)
Equifax, Inc.	(38)	(9,255)
Exponent, Inc.	(68)	(5,512)
Verisk Analytics, Inc.	(36)	(10,715)
		(30,790)
Real Estate Management & Development - (0.1)%
CoStar Group, Inc.	(141)	(11,172)
Semiconductors & Semiconductor Equipment - (0.3)%
Advanced Micro Devices, Inc.	(117)	(12,021)
ARM Holdings PLC - ADR	(80)	(8,543)
ASML Holding NV	(14)	(9,277)
Power Integrations, Inc.	(83)	(4,191)
Silicon Laboratories, Inc.	(42)	(4,728)
Texas Instruments, Inc.	(54)	(9,704)
		(48,464)
Software - (0.2)%
Cadence Design Systems, Inc.	(45)	(11,445)
Confluent, Inc. - Class A	(214)	(5,016)
Crowdstrike Holdings, Inc. - Class A	(27)	(9,520)
Monday.com Ltd.	(21)	(5,106)
Zscaler, Inc.	(54)	(10,715)
		(41,802)
Specialty Retail - (0.0)%(a)
Floor & Decor Holdings, Inc. - Class A	(48)	(3,863)
Trading Companies & Distributors - (0.1)%
Fastenal Co.	(131)	(10,159)
SiteOne Landscape Supply, Inc.	(39)	(4,736)
		(14,895)
TOTAL COMMON STOCKS (Proceeds $844,742)		(800,849)
REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%
Industrial REITs - (0.0)%(a)
Rexford Industrial Realty, Inc.	(119)	(4,659)
Residential REITs - (0.1)%
Invitation Homes, Inc.	(340)	(11,849)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $16,892)		(16,508)
TOTAL SECURITIES SOLD SHORT - (16.8)% (Proceeds $3,317,139)		$(3,136,088)

The accompanying notes are an integral part of these financial statements.

12

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

13

LEUTHOLD SELECT INDUSTRIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Banks - 10.5%
Bank of America Corp.	4,976	$207,648
Barclays PLC - ADR	9,331	143,324
Cadence Bank	2,454	74,503
Canadian Imperial Bank of Commerce	2,510	141,313
Citigroup, Inc.	2,585	183,509
Citizens Financial Group, Inc.	2,889	118,362
Columbia Banking System, Inc.	3,471	86,567
Fifth Third Bancorp	2,254	88,357
First Citizens BancShares, Inc. - Class A	46	85,290
Huntington Bancshares, Inc.	8,192	122,962
JPMorgan Chase & Co.	985	241,621
M&T Bank Corp.	772	137,995
Old National Bancorp	4,472	94,762
		1,726,213
Capital Markets - 5.4%
Deutsche Bank AG	7,367	175,556
Goldman Sachs Group, Inc.	518	282,978
Morgan Stanley	2,015	235,090
Raymond James Financial, Inc.	762	105,849
Virtu Financial, Inc. - Class A	2,385	90,916
		890,389
Communications Equipment - 3.2%
Cisco Systems, Inc.	2,641	162,976
Digi International, Inc.(a)	1,556	43,303
F5, Inc.(a)	402	107,041
Nokia Oyj - ADR	23,069	121,574
Telefonaktiebolaget LM Ericsson - ADR	12,675	98,358
		533,252
Diversified Consumer Services - 3.9%
Adtalem Global Education, Inc.(a)	1,437	144,620
Laureate Education, Inc.(a)	6,254	127,894
Strategic Education, Inc.	1,224	102,767
Stride, Inc.(a)	1,178	149,017
Universal Technical Institute, Inc.(a)	4,347	111,631
		635,929
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	7,501	212,128
Verizon Communications, Inc.	2,086	94,621
		306,749
Electronic Equipment, Instruments & Components - 3.9%
Flex, Ltd.(a)	6,303	208,503
Jabil, Inc.	1,908	259,622
TE Connectivity PLC	1,235	174,530
		642,655
Entertainment - 3.6%
Netflix, Inc.(a)	460	428,964
Walt Disney Co.	1,654	163,249
		592,213

	Shares	Value
Financial Services - 4.9%
Block, Inc.(a)	984	$53,461
Global Payments, Inc.	768	75,203
Mastercard, Inc. - Class A	481	263,646
PayPal Holdings, Inc.(a)	1,458	95,134
Visa, Inc. - Class A	639	223,944
Voya Financial, Inc.	1,403	95,067
		806,455
Gas Utilities - 3.0%
MDU Resources Group, Inc.	5,819	98,399
New Jersey Resources Corp.	2,004	98,316
ONE Gas, Inc.	1,328	100,384
Spire, Inc.	1,293	101,177
UGI Corp.	2,984	98,681
		496,957
Health Care Providers & Services - 8.8%
Cardinal Health, Inc.	1,943	267,687
Cencora, Inc.	951	264,464
Concentra Group Holdings Parent, Inc.	1,931	41,903
Encompass Health Corp.	955	96,722
HCA Healthcare, Inc.	498	172,084
McKesson Corp.	494	332,457
Select Medical Holdings Corp.	2,393	39,963
Tenet Healthcare Corp.(a)	919	123,605
Universal Health Services, Inc. - Class B	575	108,043
		1,446,928
Hotels, Restaurants & Leisure - 3.2%
Carnival Corp.(a)	3,546	69,253
Hyatt Hotels Corp. - Class A	578	70,805
Life Time Group Holdings, Inc.(a)	3,147	95,040
Norwegian Cruise Line Holdings, Ltd.(a)	3,410	64,654
Royal Caribbean Cruises, Ltd.	343	70,466
Travel + Leisure Co.	1,684	77,952
United Parks & Resorts, Inc.(a)	1,722	78,282
		526,452
Household Durables - 4.6%
D.R. Horton, Inc.	2,003	254,641
PulteGroup, Inc.	3,033	311,793
Toll Brothers, Inc.	1,841	194,391
		760,825
Insurance - 5.6%
Allstate Corp.	608	125,899
Arch Capital Group, Ltd.	1,050	100,989
Assurant, Inc.	536	112,426
Hanover Insurance Group, Inc.	437	76,016
Hartford Insurance Group, Inc.	1,033	127,813
Kemper Corp.	1,046	69,925
Markel Group, Inc.(a)	53	99,089
Travelers Cos., Inc.	506	133,817
White Mountains Insurance Group Ltd.	37	71,255
		917,229

The accompanying notes are an integral part of these financial statements.

14

LEUTHOLD SELECT INDUSTRIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	2,148	$332,167
Cargurus, Inc.(a)	4,230	123,220
IAC, Inc.(a)	1,712	78,649
Match Group, Inc.	3,538	110,386
Meta Platforms, Inc. - Class A	943	543,507
Pinterest, Inc. - Class A(a)	2,330	72,230
		1,260,159
Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc. - Class A	516	86,740
IT Services - 6.3%
Akamai Technologies, Inc.(a)	1,393	112,136
CSG Systems International, Inc.	1,348	81,513
DigitalOcean Holdings, Inc.(a)	2,340	78,133
Genpact, Ltd.	2,447	123,280
GoDaddy, Inc. - Class A(a)	698	125,738
MAXIMUS, Inc.	1,198	81,692
Okta, Inc.(a)	1,010	106,272
Twilio, Inc. - Class A(a)	1,165	114,065
VeriSign, Inc.(a)	628	159,430
Wix.com, Ltd.(a)	381	62,248
		1,044,507
Media - 1.3%
Charter Communications, Inc. - Class A(a)	231	85,131
Comcast Corp. - Class A	3,418	126,124
		211,255
Metals & Mining - 5.3%
Agnico Eagle Mines, Ltd.	1,492	161,748
Eldorado Gold Corp.(a)	5,454	91,736
Equinox Gold Corp.(a)	16,103	110,788
IAMGOLD Corp.(a)	26,079	162,994
Kinross Gold Corp.	19,253	242,780
Pan American Silver Corp.	3,936	101,667
		871,713
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC(a)	589	73,124
Merck & Co., Inc.	1,298	116,509
		189,633
Professional Services - 1.1%
Concentrix Corp.	1,790	99,596
WNS Holdings Ltd.(a)	1,293	79,506
		179,102
Real Estate - 0.1%
Millrose Properties, Inc.(a)	513	13,600

	Shares	Value
Software - 9.3%
Check Point Software Technologies, Ltd.(a)	945	$215,384
Fortinet, Inc.(a)	1,967	189,344
Microsoft Corp.	1,601	600,999
Oracle Corp.	2,148	300,312
Qualys, Inc.(a)	747	94,070
SS&C Technologies Holdings, Inc.	1,502	125,462
		1,525,571
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	436	273,241
Wireless Telecommunication Services - 1.9%
T-Mobile US, Inc.	1,167	311,250
TOTAL COMMON STOCKS (Cost $13,974,217)		16,249,017
TOTAL INVESTMENTS - 98.8% (Cost $13,974,217)		$16,249,017
Money Market Deposit Account - 1.2%(b)		192,710
Other Assets in Excess of Liabilities - 0.0%(c)		697
TOTAL NET ASSETS - 100.0%		$16,442,424

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). (“GICS®”) is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

15

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 15.8%
U.S. Treasury Bills - 15.8%
4.21%, 04/17/2025(a)(b)	$7,000,000	$6,987,026
TOTAL SHORT-TERM INVESTMENTS (Cost $6,987,026)		6,987,026
TOTAL INVESTMENTS - 15.8% (Cost $6,987,026)		$6,987,026
Money Market Deposit Account - 77.9%(c)		34,433,451
Other Assets in Excess of Liabilities - 6.3%		2,796,781
TOTAL NET ASSETS - 100.0%		$44,217,258

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). (“GICS®”) is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized effective yield as of March 31, 2025.
(b)	All or a portion of security has been pledged as collateral for open securities sold short.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

16

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (71.1)%
Aerospace & Defense - (4.6)%
AAR Corp.	(3,500)	$(195,965)
Boeing Co.	(2,734)	(466,284)
Cadre Holdings, Inc.	(6,406)	(189,681)
HEICO Corp.	(1,810)	(483,614)
Spirit AeroSystems Holdings, Inc. - Class A	(6,888)	(237,360)
TransDigm Group, Inc.	(330)	(456,486)
		(2,029,390)
Automobile Components - (0.3)%
Adient PLC	(11,026)	(141,794)
Beverages - (3.4)%
Brown-Forman Corp. - Class B	(9,071)	(307,870)
Coca-Cola Co.	(6,716)	(481,000)
Constellation Brands, Inc. - Class A	(1,774)	(325,564)
PepsiCo, Inc.	(2,620)	(392,843)
		(1,507,277)
Building Products - (0.4)%
Trex Co., Inc.	(2,969)	(172,499)
Capital Markets - (4.0)%
Ares Management Corp. - Class A	(2,111)	(309,494)
Blue Owl Capital, Inc. - Class A	(10,799)	(216,412)
FactSet Research Systems, Inc.	(525)	(238,686)
Hamilton Lane, Inc. - Class A	(1,387)	(206,205)
MarketAxess Holdings, Inc.	(1,237)	(267,625)
MSCI, Inc.	(906)	(512,343)
		(1,750,765)
Chemicals - (4.7)%
Albemarle Corp.	(3,953)	(284,695)
Balchem Corp.	(1,253)	(207,998)
Chemours Co.	(9,151)	(123,813)
International Flavors & Fragrances, Inc.	(4,957)	(384,713)
Linde PLC	(895)	(416,748)
Stepan Co.	(2,515)	(138,426)
Tronox Holdings PLC	(20,430)	(143,827)
Westlake Corp.	(3,616)	(361,708)
		(2,061,928)
Commercial Services & Supplies - (1.5)%
Casella Waste Systems, Inc. - Class A	(1,812)	(202,056)
Rollins, Inc.	(8,904)	(481,083)
		(683,139)
Consumer Finance - (0.5)%
Credit Acceptance Corp.	(402)	(207,573)
Containers & Packaging - (2.3)%
Ball Corp.	(8,277)	(430,983)
Smurfit WestRock PLC	(7,887)	(355,388)
Sonoco Products Co.	(4,640)	(219,194)
		(1,005,565)

	Shares	Value
Distributors - (0.9)%
Pool Corp.	(1,228)	$(390,934)
Electric Utilities - (0.5)%
Eversource Energy	(3,461)	(214,963)
Electrical Equipment - (0.9)%
Rockwell Automation, Inc.	(1,629)	(420,901)
Electronic Equipment, Instruments & Components - (0.8)%
Cognex Corp.	(6,555)	(195,536)
Novanta, Inc.	(1,216)	(155,490)
		(351,026)
Energy Equipment & Services - (0.3)%
Valaris Ltd.	(3,413)	(133,994)
Entertainment - (1.3)%
Take-Two Interactive Software, Inc.	(2,728)	(565,378)
Financial Services - (0.9)%
PennyMac Financial Services, Inc.	(2,028)	(203,023)
Walker & Dunlop, Inc.	(2,079)	(177,463)
		(380,486)
Ground Transportation - (3.1)%
JB Hunt Transport Services, Inc.	(2,176)	(321,939)
Knight-Swift Transportation Holdings, Inc.	(4,118)	(179,092)
Marten Transport Ltd.	(12,801)	(175,630)
Old Dominion Freight Line, Inc.	(2,187)	(361,839)
RXO, Inc.	(8,254)	(157,652)
Saia, Inc.	(466)	(162,834)
		(1,358,986)
Health Care Equipment & Supplies - (1.8)%
Baxter International, Inc.	(6,138)	(210,103)
IDEXX Laboratories, Inc.	(984)	(413,231)
Inspire Medical Systems, Inc.	(1,060)	(168,837)
		(792,171)
Hotels, Restaurants & Leisure - (4.5)%
Caesars Entertainment, Inc.	(6,370)	(159,250)
DraftKings, Inc. - Class A	(12,173)	(404,265)
First Watch Restaurant Group, Inc.	(10,986)	(182,917)
Red Rock Resorts, Inc. - Class A	(4,125)	(178,901)
Restaurant Brands International, Inc.	(6,384)	(425,430)
Starbucks Corp.	(4,866)	(477,306)
Vail Resorts, Inc.	(1,000)	(160,020)
		(1,988,089)
Household Products - (1.1)%
Clorox Co.	(3,368)	(495,938)
Independent Power and Renewable Electricity Producers - (0.4)%
Ormat Technologies, Inc.	(2,620)	(185,417)

The accompanying notes are an integral part of these financial statements.

17

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (4.3)%
Aon PLC - Class A	(1,350)	$(538,772)
Arthur J. Gallagher & Co.	(1,812)	(625,575)
Erie Indemnity Co. - Class A	(1,058)	(443,355)
Ryan Specialty Holdings, Inc.	(4,127)	(304,861)
		(1,912,563)
IT Services - (0.5)%
MongoDB, Inc.	(1,288)	(225,915)
Life Sciences Tools & Services - (1.1)%
Bio-Techne Corp.	(2,664)	(156,190)
Bruker Corp.	(3,533)	(147,467)
Repligen Corp.	(1,556)	(197,986)
		(501,643)
Machinery - (5.5)%
AGCO Corp.	(1,999)	(185,047)
Graco, Inc.	(5,160)	(430,912)
Hillenbrand, Inc.	(4,625)	(111,648)
IDEX Corp.	(1,969)	(356,330)
Ingersoll Rand, Inc.	(5,033)	(402,791)
JBT Marel Corp.	(1,597)	(195,153)
Stanley Black & Decker, Inc.	(4,468)	(343,500)
Xylem, Inc.	(3,315)	(396,010)
		(2,421,391)
Multi-Utilities - (0.9)%
Dominion Energy, Inc.	(7,231)	(405,442)
Oil, Gas & Consumable Fuels - (3.4)%
EQT Corp.	(10,727)	(573,144)
Expand Energy Corp.	(4,348)	(484,019)
Phillips 66	(3,554)	(438,848)
		(1,496,011)
Passenger Airlines - (1.0)%
Southwest Airlines Co.	(13,903)	(466,863)
Personal Care Products - (1.7)%
Interparfums, Inc.	(1,707)	(194,376)
Kenvue, Inc.	(22,697)	(544,274)
		(738,650)
Professional Services - (2.7)%
Dayforce, Inc.	(3,482)	(203,105)
Equifax, Inc.	(1,455)	(354,380)
Exponent, Inc.	(2,641)	(214,079)
Verisk Analytics, Inc.	(1,390)	(413,692)
		(1,185,256)
Real Estate - (1.4)%
Invitation Homes, Inc.	(13,080)	(455,838)
Rexford Industrial Realty, Inc.	(4,591)	(179,738)
		(635,576)

	Shares	Value
Real Estate Management & Development - (1.0)%
CoStar Group, Inc.	(5,426)	$(429,902)
Semiconductors & Semiconductor Equipment - (4.2)%
Advanced Micro Devices, Inc.	(4,541)	(466,542)
ARM Holdings PLC - ADR	(3,094)	(330,408)
ASML Holding NV	(547)	(362,459)
Power Integrations, Inc.	(3,210)	(162,105)
Silicon Laboratories, Inc.	(1,600)	(180,112)
Texas Instruments, Inc.	(2,082)	(374,136)
		(1,875,762)
Software - (3.6)%
Cadence Design Systems, Inc.	(1,741)	(442,788)
Confluent, Inc. - Class A	(8,236)	(193,052)
Crowdstrike Holdings, Inc. - Class A	(1,051)	(370,562)
Monday.com Ltd.	(795)	(193,312)
Zscaler, Inc.	(2,060)	(408,745)
		(1,608,459)
Specialty Retail - (0.3)%
Floor & Decor Holdings, Inc. - Class A	(1,848)	(148,709)
Trading Companies & Distributors - (1.3)%
Fastenal Co.	(5,058)	(392,248)
SiteOne Landscape Supply, Inc.	(1,498)	(181,917)
		(574,165)
TOTAL COMMON STOCKS (Proceeds $33,444,331)		(31,464,520)
EXCHANGE TRADED FUNDS - (23.9)%
Invesco QQQ Trust Series 1	(2,002)	(938,778)
iShares S&P 500 Growth ETF	(38,852)	(3,606,631)
iShares Semiconductor ETF	(7,847)	(1,476,570)
iShares U.S. Transportation ETF	(13,856)	(887,200)
Real Estate Select Sector SPDR Fund	(13,278)	(555,684)
SPDR S&P 500 ETF Trust	(3,947)	(2,207,913)
Vanguard S&P 500 ETF	(1,719)	(883,411)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $10,825,673)		(10,556,187)
TOTAL SECURITIES SOLD SHORT - (95.0)% (Proceeds $44,270,004)		$(42,020,707)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). (“GICS®”) is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depository Receipt
NV - Naamloze Venootschap
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

18

LEUTHOLD CORE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 85.4%
Communication Services Select Sector SPDR Fund	68,783	$6,634,120
Direxion Daily S&P 500 Bear 1x Shares	311,676	3,612,325
Financial Select Sector SPDR Fund	157,513	7,845,723
Health Care Select Sector SPDR Fund	12,762	1,863,380
Industrial Select Sector SPDR Fund	6,131	803,590
Invesco CurrencyShares Euro Currency Trust	9,498	948,850
Invesco CurrencyShares Japanese Yen Trust(a)	10,690	657,435
Invesco KBW Bank ETF	8,341	523,565
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	21,587	1,077,191
iShares 1-3 Year Treasury Bond ETF	150,484	12,449,541
iShares 5-10 Year Investment Grade Corporate Bond ETF	22,985	1,207,172
iShares 7-10 Year Treasury Bond ETF	13,280	1,266,514
iShares Expanded Tech-Software Sector ETF(a)	18,893	1,681,288
iShares MBS ETF	7,719	723,888
iShares U.S. Healthcare Providers ETF	26,180	1,382,304
iShares U.S. Home Construction ETF	12,848	1,223,258
iShares U.S. Insurance ETF	6,631	913,818
iShares U.S. Telecommunications ETF	38,113	1,043,915
Janus Henderson AAA CLO ETF	14,662	743,510
Simplify MBS ETF	5,768	289,207
SPDR Bloomberg International Corporate Bond ETF	24,678	727,754
SPDR Bloomberg International Treasury Bond ETF	84,274	1,842,230
SPDR S&P Capital Markets ETF	4,006	505,437
SPDR S&P Regional Banking ETF	12,348	701,984
Technology Select Sector SPDR Fund	28,943	5,976,151
US Global Jets ETF(a)	48,492	1,007,179
Utilities Select Sector SPDR Fund	14,230	1,122,035
VanEck Gold Miners ETF/USA	39,426	1,812,413
VanEck J. P. Morgan EM Local Currency Bond ETF	19,946	475,912
VanEck Pharmaceutical ETF	4,006	365,067
TOTAL EXCHANGE TRADED FUNDS (Cost $56,612,668)		61,426,756
TOTAL INVESTMENTS - 85.4% (Cost $56,612,668)		$61,426,756
Money Market Deposit Account - 14.6%(b)		10,533,836
Other Assets in Excess of Liabilities - 0.0%(c)		25,429
TOTAL NET ASSETS - 100.0%		$71,986,021

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

19

The Leuthold Funds
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
ASSETS:
Investments, at cost	$ 327,713,653	$14,352,174
Investments, at fair value	407,898,044	14,617,352
Cash & Cash Equivalents	88,518,240	3,676,984
Receivable for Fund shares sold	125,164	243
Collateral at broker for securities sold short	93,942,884	3,378,853
Tri-party collateral held at custodian	553,000	16,000
Dividends and interest receivable	750,212	86,515
Other assets	327,811	43,340
Total assets	592,115,355	21,819,287
LIABILITIES:
Securities sold short, at fair value (proceeds $92,252,930, and $3,317,139, respectively)	86,338,284	3,136,088
Payable for capital shares redeemed	275,019	1,165
Payable to investment adviser	390,407	12,406
Payable to fund administration & accounting fees	101,365	11,594
Payable to transfer agent fees & expenses	127,751	3,562
Payable for custody fees	17,565	5,708
Dividends payable on securities sold short	79,049	2,149
Accrued distribution and/or shareholder service fees	21,103	628
Payable for audit fees	24,678	9,968
Accrued expenses and other liabilities	102,081	4,144
Total liabilities	87,477,302	3,187,412
NET ASSETS	$ 504,638,053	$18,631,875
NET ASSETS CONSIST OF:
Paid-in Capital	$357,891,120	$16,137,935
Total distributable earnings	146,746,933	2,493,940
Total net assets	$ 504,638,053	$18,631,875
Retail Class Shares
Net Assets	$222,178,976	$2,934,958
Shares issued and outstanding(1)	10,542,380	328,280
Net asset value, offering price, and redemption price per share	$21.07	$8.94
Institutional Class Shares
Net Assets	282,459,077	15,696,917
Shares issued and outstanding(1)	13,343,458	1,720,429
Net asset value, offering price, and redemption price per share	$21.17	$9.12

(1)	Unlimited shared authorized without par value.
The accompanying notes are an integral part of these financial statements.

20

The Leuthold Funds
Statements of Assets and Liabilities
March 31, 2025 (Unaudited) (Continued)

	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
ASSETS:
Investments, at cost	$13,974,217	$6,987,026	$56,612,668
Investments, at fair value	16,249,017	6,987,026	61,426,756
Cash & Cash Equivalent	192,710	34,433,451	10,573,372
Receivable for Fund shares sold	—	331,366	—
Collateral at broker for securities sold short	—	44,131,214	—
Tri-party collateral held at custodian	—	228,000	—
Dividends and interest receivable	12,173	127,807	55,381
Due from Adviser	1,090	—	—
Prepaid expenses and other assets	15,381	147,034	8,986
Total assets	16,470,371	86,385,898	72,064,495
LIABILITIES:
Securities sold short, at fair value (proceeds $0, $44,270,004, and $0, respectively)	—	42,020,707	—
Payable for capital shares redeemed	—	13,716	—
Payable to investment adviser	—	45,992	24,830
Payable to fund administration & accounting fees	7,845	16,846	13,056
Payable to transfer agent fees & expenses	5,311	16,977	13,094
Payable for custody fees	4,571	1,648	3,824
Dividends payable on securities sold short	—	28,178	—
Accrued distribution and/or shareholder service fees	—	1,668	—
Payable for audit fees	7,176	11,568	8,676
Accrued expenses and other liabilities	3,044	11,340	14,994
Total liabilities	27,947	42,168,640	78,474
NET ASSETS	$16,442,424	$44,217,258	$71,986,021
NET ASSETS CONSIST OF:
Paid-in Capital	$12,188,085	$426,223,097	$62,334,437
Total distributable earnings (accumulated loss)	4,254,339	(382,005,839)	9,651,584
Total net assets	$16,442,424	$44,217,258	$71,986,021
Retail Class Shares
Net assets	$16,442,424	$44,217,258	$71,986,021
Shares issued and outstanding(1)	506,875	7,732,793	2,100,000
Net Asset Value, Redemption Price, and Offering Price Per Share	$32.44	$5.72	$34.28

(1)	Unlimited shared authorized without par value.
The accompanying notes are an integral part of these financial statements.

21

The Leuthold Funds
Statements of Operations
For the Six-Months Ended March 31, 2025 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $34,705 and $11,581, respectively)	$3,873,540	$224,071
Interest income	3,713,825	100,848
Total investment income	7,587,365	324,919
EXPENSES:
Investment advisory fees (See Note 6)	2,433,099	86,022
Fund administration & accounting fees (See Note 6)	172,700	19,548
Transfer agent fees & expenses (See Note 6)	289,137	17,836
Legal fees	16,129	2,366
Audit fees	26,465	11,594
Custody fees (See Note 6)	27,321	7,167
Federal & state registration fees	23,248	17,189
Postage & printing fees	37,671	2,584
Insurance fees	29,978	1,183
Trustee fees	79,348	2,799
Distribution and/or shareholder service fees (See Notes 7 and 8)
Retail Class	115,138	3,910
Other expenses	767	6,274
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	3,251,001	178,472
Dividends on securities sold short	363,568	17,435
Other extraordinary expenses	31,315	736
Less: reimbursement/waiver from adviser (See Note 6)	—	(12,536)
Net expenses	3,645,884	184,107
Net Investment Income	3,941,481	140,812
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$64,459,229	$2,545,577
Investment companies	746,298	18,213
Securities sold short	(5,232,984)	(145,753)
Foreign currency and foreign currency translation	(1,472)	(540)
Net unrealized appreciation/depreciation during the period on:
Investments	(86,139,322)	(2,865,652)
Investment companies	(2,886,172)	(67,544)
Securities sold short	6,448,392	206,572
Foreign currency and foreign currency translation	(255,165)	(167,683)
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(22,861,196)	(476,810)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,919,715)	$(335,998)

The accompanying notes are an integral part of these financial statements.

22

The Leuthold Funds
Statements of Operations
For the Six-Months Ended March 31, 2025 (Unaudited) (Continued)

	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $1,364, $0 and $0, respectively)	$105,502	$606,380	$687,025
Interest income	943	1,316,072	218,661
Total investment income	106,445	1,922,452	905,686
EXPENSES:
Investment advisory fees (See Note 6)	55,153	287,264	204,466
Fund administration & accounting fees (See Note 6)	12,898	23,387	22,074
Transfer agent fees & expenses (See Note 6)	8,503	27,663	21,509
Legal fees	486	1,245	2,500
Audit fees	8,771	11,695	8,771
Custody fees (See Note 6)	6,845	2,455	6,807
Federal & state registration fees	12,554	15,361	—
Postage & printing fees	2,876	8,660	4,722
Insurance fees	584	3,838	4,460
Trustee fees	1,878	7,074	12,299
Distribution and/or shareholder service fees (See Note 8)
Retail Class	3,575	14,981	—
Other expenses	489	500	5,111
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	114,612	404,123	292,719
Dividends on securities sold short	—	257,497	—
Other extraordinary expenses	1,297	1,701	9,717
Less: reimbursement/waiver from adviser (See Note 6)	(34,856)	—	(26,913)
Net expenses	81,053	663,321	275,523
Net Investment Income	25,392	1,259,131	630,163
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) on:
Investments	$2,622,157	$—	$—
Investment companies	—	—	5,458,650
Securities sold short	—	(3,103,572)	—
Net unrealized appreciation/depreciation during the period on:
Investments	(3,839,783)	—	—
Investment companies	—	—	(6,920,238)
Securities sold short	—	2,739,655	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, foreign currency and foreign currency translation	(1,217,626)	(363,917)	(1,461,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,192,234)	$895,214	$(831,425)

The accompanying notes are an integral part of these financial statements.

23

Leuthold Core Investment Fund
Statements of Changes in Net Assets

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$3,941,481	$8,215,550
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	59,971,071	30,418,880
Net unrealized appreciation/depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(82,832,267)	58,022,742
Net increase (decrease) in net assets from operations	(18,919,715)	96,657,172
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(15,148,009)	(13,825,863)
Distributions - Institutional Class	(17,092,327)	(15,846,557)
Total distributions	(32,240,336)	(29,672,420)
CAPITAL SHARE TRANSACTIONS:
Retail Class:
Proceeds from shares sold	9,656,019	28,273,716
Proceeds from reinvestments of distributions	13,650,460	13,270,549
Payments for shares redeemed	(34,999,853)	(55,116,468)
Redemption Fees	694	495
Decrease in net assets resulting from Retail Class transactions	(11,692,680)	(13,571,708)
Institutional Class:
Proceeds from shares sold	18,245,385	70,591,907
Proceeds from reinvestments of distributions	17,374,728	14,480,922
Payments for shares redeemed	(39,771,885)	(58,883,906)
Redemption Fees	880	588
Increase (Decrease) in net assets resulting from Institutional Class transactions	(4,150,892)	26,189,511
Net increase (decrease) in net assets resulting from capital share transactions	(15,843,572)	12,617,803
Total increase (decrease) in net assets:	(67,003,623)	79,602,555
NET ASSETS:
Beginning of period	571,641,676	492,039,121
End of period	$504,638,053	$571,641,676

The accompanying notes are an integral part of these financial statements.

24

Leuthold Global Fund
Statements of Changes in Net Assets

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$140,812	$366,004
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	2,417,497	1,209,190
Net unrealized appreciation/depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(2,894,307)	1,350,316
Net increase (decrease) in net assets from operations	(335,998)	2,925,510
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(247,654)	(88,516)
Distributions - Institutional Class	(1,218,356)	(494,163)
Total distributions	(1,466,010)	(582,679)
CAPITAL SHARE TRANSACTIONS:
Retail Class:
Proceeds from shares sold	60,660	128,730
Proceeds from reinvestments of distributions	233,549	83,467
Payments for shares redeemed	(475,431)	(966,653)
Redemption Fees	—	—
Decrease in net assets resulting from Retail Class transactions	(181,222)	(754,456)
Institutional Class:
Proceeds from shares sold	224,464	586,158
Proceeds from reinvestments of distributions	1,058,257	441,331
Payments for shares redeemed	(1,558,480)	(6,025,306)
Redemption Fees	—	1
Decrease in net assets resulting from Institutional Class transactions	(275,759)	(4,997,816)
Net decrease in net assets resulting from capital share transactions	(456,981)	(5,752,272)
Total decrease in net assets:	(2,258,989)	(3,409,441)
NET ASSETS:
Beginning of period	20,890,864	24,300,305
End of period	$18,631,875	$20,890,864

The accompanying notes are an integral part of these financial statements.

25

Leuthold Select Industries ETF
Statements of Changes in Net Assets

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$25,392	$(43,160)
Net realized gain on investments	2,622,157	2,005,222
Net unrealized appreciation/depreciation on investments	(3,839,783)	2,323,281
Net increase (decrease) in net assets from operations	(1,192,234)	4,285,343
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(2,060,437)	(601,973)
Total distributions	(2,060,437)	(601,973)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,262,799	5,855,587
Proceeds from reinvesments of distributions	2,028,539	592,596
Payments for shares redeemed	(5,368,345)	(8,970,764)
Net increase (decrease) in net assets from capital share transactions	4,922,993	(2,522,581)
TOTAL INCREASE IN NET ASSETS:	1,670,322	1,160,789
NET ASSETS
Beginning of period	14,772,102	13,611,313
End of period	$16,442,424	$14,772,102

The accompanying notes are an integral part of these financial statements.

26

Leuthold Grizzly Short Fund
Statements of Changes in Net Assets

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$1,259,131	$5,370,665
Net realized loss on securities sold short and foreign currency and foreign currency translation	(3,103,572)	(7,992,921)
Net unrealized appreciation/depreciation on securities sold short and foreign currency and foreign currency translation	2,739,655	(8,497,592)
Net increase (decrease) in net assets from operations	895,214	(11,119,848)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(2,492,204)	(5,495,575)
Total distributions	(2,492,204)	(5,495,575)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,974,345	39,205,170
Proceeds from reinvesments of distributions	2,320,049	4,759,773
Payments for shares redeemed	(22,411,783)	(83,748,152)
Net decrease in net assets from capital share transactions	(8,117,389)	(39,783,209)
TOTAL DECREASE IN NET ASSETS:	(9,714,379)	(56,398,632)
NET ASSETS
Beginning of period	53,931,637	110,330,269
End of period	$44,217,258	$53,931,637

The accompanying notes are an integral part of these financial statements.

27

Leuthold Core ETF
Statements of Changes in Net Assets

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$630,163	$1,484,807
Net realized gain on investments	5,458,650	3,903,423
Net unrealized appreciation/depreciation on investments	(6,920,238)	8,113,496
Net increase (decrease) in net assets from operations	(831,425)	13,501,726
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(1,502,155)	(1,180,984)
Total distributions	(1,502,155)	(1,180,984)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,146,849	27,062,742
Cost of shares redeemed	(34,291,791)	(17,577,455)
Net increase (decrease) in net assets from capital share transactions	(14,144,942)	9,485,287
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(16,478,522)	21,806,029
NET ASSETS
Beginning of period	88,464,543	66,658,514
End of period	$71,986,021	$88,464,543

The accompanying notes are an integral part of these financial statements.

28

Leuthold Core Investment Fund
Financial Highlights
Retail Class
For a Fund outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA
Net asset value, beginning of period	$23.16	$20.51	$20.03	$22.91	$19.70	$18.77
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.15	0.32	0.31	0.07	0.07	0.00(2)
Net realized and unrealized gains (losses) on investments and securities sold short	(0.94)	3.54	1.79	(1.80)	3.17	1.24
Total from investment operations	(0.79)	3.86	2.10	(1.73)	3.24	1.24
Less distributions:
From net investment income	(0.18)	(0.30)	(0.18)	—	—	(0.04)
From net realized gains	(1.12)	(0.91)	(1.44)	(1.15)	(0.03)	(0.27)
Total distributions	(1.30)	(1.21)	(1.62)	(1.15)	(0.03)	(0.31)
Redemption fees(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.07	$23.16	$20.51	$20.03	$22.91	$19.70
Total return(3)	−3.60%	19.62%	10.75%	−8.19%	16.44%	6.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$222,179	$256,368	$239,838	$247,766	$286,984	$276,018
Ratio of expenses to average net assets(4)	1.40%(7)	1.40%	1.39%	1.34%	1.36%	1.34%
Ratio of net investment income (loss) to average net assets(5)	1.40%(7)	1.46%	1.53%	0.33%	(0.31)%	0.00%
Portfolio turnover rate(3)(6)	42.30%	39.54%	68.00%	64.62%	41.42%	60.08%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses were 1.26% for the six-months ended March 31, 2025, 1.22% for the year ended September 30, 2024, 1.23% for the year ended September 30, 2023, 1.16% for the year ended September 30, 2022, 1.23% for the year ended September 30, 2021, and 1.20% for the year ended September 30, 2020.

(5)	The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

29

Leuthold Core Investment Fund
Financial Highlights
Institutional Class
For a Fund outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA
Net asset value, beginning of period	$23.29	$20.61	$20.12	$22.98	$19.74	$18.81
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.17	0.34	0.34	0.09	(0.05)	0.02
Net realized and unrealized gains (losses) on investments and securities sold short	(2.06)	3.56	1.79	(1.80)	3.32	1.23
Total from investment operations	(1.89)	3.90	2.13	(1.71)	3.27	1.25
Less distributions:
From net investment income	(0.23)	(0.31)	(0.20)	—	—	(0.05)
From net realized gains	—	(0.91)	(1.44)	(1.15)	(0.03)	(0.27)
Total distributions	(0.23)	(1.22)	(1.64)	(1.15)	(0.03)	(0.32)
Redemption fees(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.17	$23.29	$20.61	$20.12	$22.98	$19.74
Total Return(3)	−3.50%	19.71%	10.83%	−8.08%	16.56%	6.76%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$282,459	$315,274	$252,201	$258,752	$305,516	$268,934
Ratio of expenses to average net assets(4)	1.31%(7)	1.31%	1.29%	1.26%	1.26%	1.25%
Ratio of net investment income (loss) to average net assets(5)	1.50%(7)	1.55%	1.63%	0.42%	(0.21)%	0.10%
Portfolio turnover rate(3)(6)	42.30%	39.54%	68.00%	64.62%	41.42%	60.08%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses 1.16% for the six-months ended March 31, 2025, were 1.13% for the year ended September 30, 2024, were 1.13% for the year ended September 30, 2023, 1.10% for the year ended September 30, 2022, 1.13% for the year ended September 30, 2021, and 1.11% for the year ended September 30, 2020.

(5)	The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

30

Leuthold Global Fund
Financial Highlights
Retail Class
For a Fund share outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA
Net asset value, beginning of period	$9.82	$8.89	$8.55	$9.72	$8.24	$8.09
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.06	0.13	0.16	0.11	(0.05)	0.00(2)
Net realized and unrealized gains (losses) on investments and securities sold short	(0.23)	1.03	0.60	(1.05)	1.53	0.21
Total from investment operations	(0.17)	1.16	0.76	(0.94)	1.48	0.21
Less distributions:
From net investment income	(0.14)	(0.23)	(0.09)	(0.04)	(0.00)(2)	(0.06)
From net realized gains	(0.57)	—	(0.33)	(0.19)	—	—
Total distributions	(0.71)	(0.23)	(0.42)	(0.23)	—	(0.06)
Redemption fees	—	—(2)	—	—	—	—
Net asset value, end of period	$8.94	$9.82	$8.89	$8.55	$9.72	$8.24
Total return(3)	−1.69%	13.24%	8.96%	−9.92%	18.01%	2.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,935	$3,429	$3,837	$4,608	$5,691	$4,690
Ratio of expenses to average net assets(4)
Before expense reimbursement/waiver	2.27%(7)	2.31%	2.16%	1.96%	1.97%	1.94%
After expense reimbursement/waiver	2.14%(7)	2.30%	2.16%	1.96%	2.01%	1.91%
Ratio of net investment income (loss) to average net assets(5)
After expense reimbursement/waiver	1.26%(7)	1.42%	1.84%	1.14%	(0.48)%	0.01%
Portfolio turnover rate(3)(6)	31.70%	55.57%	67.20%	54.13%	49.39%	55.31%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recorvery were 2.08% and 1.95% for the six-months ended March 31, 2025, 2.05% and 2.04% for the year ended September 30, 2024, 1.91% and 1.91% for the year ended September 30, 2023, 1.65% and 1.65% for the year ended September 30, 2022, 1.73% and 1.78% for the year ended September 30, 2021, and 1.74% and 1.69% for the year ended September 30, 2020, respectively.

(5)	The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

31

Leuthold Global Fund
Financial Highlights
Institutional Class
For a Fund share outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA
Net asset value, beginning of period	$10.01	$9.04	$8.67	$9.86	$8.38	$8.21
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.07	0.16	0.19	0.12	(0.04)	0.02
Net realized and unrealized gains (losses) on investments and securities sold short	(0.23)	1.04	0.61	(1.07)	1.54	0.21
Total from investment operations	(0.16)	1.20	0.80	(0.95)	1.50	0.23
Less distributions:
From net investment income	(0.16)	(0.23)	(0.10)	(0.05)	(0.02)	(0.06)
From net realized gains	(0.57)	—	(0.33)	(0.19)	—	—
Total distributions	(0.73)	(0.23)	(0.43)	(0.24)	(0.02)	(0.06)
Redemption fees	—	—	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$9.12	$10.01	$9.04	$8.67	$9.86	$8.38
Total return(3)	−1.53%	13.40%	9.26%	−9.90%	17.96%	2.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$15,697	$17,462	$20,464	$20,143	$22,939	$21,097
Ratio of expenses to average net assets(4)
Before expense reimbursement/waiver	2.02%(7)	2.06%	1.91%	1.87%	1.90%	1.73%
After expense reimbursement/waiver	1.88%(7)	2.05%	1.91%	1.87%	1.95%	1.69%
Ratio of net investment income (loss) to average net assets(5)
After expense reimbursement/waiver	1.52%(7)	1.65%	2.12%	1.28%	(0.45)%	0.21%
Portfolio turnover rate(3)(6)	31.70%	55.57%	67.20%	54.13%	49.39%	55.31%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recovery were 1.83% and 1.69% for the six-months ended March 31, 2025, 1.80% and 1.79% for the year ended September 30, 2024, 1.66% and 1.66% for the year ended September 30, 2023, 1.57% and 1.57% for the year ended September 30, 2022, 1.66% and 1.71% for the year ended September 30, 2021, and 1.53% and 1.49% for the year ended September 30, 2020, respectively.

(5)	The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

32

Leuthold Select Industries ETF
Financial Highlights
Retail Class
For a Fund share outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$40.40	$32.15	$26.69	$33.85	$27.06	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.06	(0.09)	0.10	0.09	(0.10)	(0.04)
Net realized and unrealized gains (losses) on investments	(2.55)	9.63	5.80	(5.09)	8.85	2.81
Total from investment operations	(2.49)	9.54	5.90	(5.00)	8.75	2.77
Less distributions:
From net investment income	—	—	(0.44)	(0.08)	—	—
From net realized gains	(5.47)	(1.29)	—	(2.08)	(1.96)	(0.73)
Total distributions	(5.47)	(1.29)	(0.44)	(2.16)	(1.96)	(0.73)
Net asset value, end of period	$32.44	$40.40	$32.15	$26.69	$33.85	$27.06
Total Return(2)	−5.54%	30.67%	22.23%	−16.21%	34.14%	11.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$16,442	$14,772	$13,611	$11,965	$14,741	$8,677
Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	1.66%(3)(6)	1.79%(3)	1.87%	1.86%	2.03%	2.75%
After expense reimbursement/waiver(4)	1.16%(3)(6)	1.51%(3)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver(4)	0.36%(5)	(0.26%)(5)	0.33%	0.29%	(0.31)%	(0.16)%
Portfolio turnover rate(2)	48.86%	52.52%	103.61%	105.72%	62.93%	73.99%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.64% and 1.14% for the six-months ended March 31, 2025, and 1.78% and 1.50% for the year ended September 30, 2024.

(4)	Annualized for periods less than one year.
(5)	The net investment income ratios include other extraordinary expenses.
(6)	Prior to January 17, 2025, the annual expense limitation was 1.50% of the average daily net assets. Thereafter it was 0.65%.
The accompanying notes are an integral part of these financial statements.

33

Leuthold Grizzly Short Fund
Financial Highlights
Retail Class
For a Fund share outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$5.85	$7.39	$9.25	$7.15	$10.82	$16.15
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.15	0.48	0.39	(0.10)	(0.23)	(0.31)
Net realized and unrealized gains (losses) on investments and securities sold short	0.03	(1.50)	(1.95)	2.20	(3.44)	(5.01)
Total from investment operations	0.18	(1.02)	(1.56)	2.10	(3.67)	(5.32)
Less distributions:
From net investment income	(0.31)	(0.52)	(0.30)	—	—	(0.01)
From net realized gains	—	—	—	—	—	—
Total distributions	(0.31)	(0.52)	(0.30)	—	—	(0.01)
Net asset value, end of period	$5.72	$5.85	$7.39	$9.25	$7.15	$10.82
Total Return(2)	3.44%	−14.14%	−16.77%	29.37%	−33.92%	−32.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$44,217	$53,932	$110,330	$197,384	$60,697	$123,140
Ratio of expenses to average net assets(3)(4)	2.89%	2.91%	2.71%	2.68%	2.93%	2.84%
Ratio of net investment income (loss) to average net assets(4)(5)	5.48%	7.11%	4.99%	(1.22)%	(2.93)%	(2.23)%
Portfolio turnover rate(2)(6)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)
The ratio of expenses to average net assets includes dividends and interest on securites sold short and/or other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses were 1.76% for the six months ended March 31, 2025, were 1.66% for the year ended September 30, 2024, were 1.63% for the year ended September 30, 2023, 1.61% for the year ended September 30, 2022, 1.68% for the year ended September 30, 2021, and 1.24% for the year ended September 30, 2020.

(4)	Annualized for periods less than one year.
(5)	The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
The accompanying notes are an integral part of these financial statements.

34

Leuthold Core ETF
Financial Highlights
Retail Class
For a Fund share outstanding throughout the periods.

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2020(1)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.39	$30.30	$27.49	$30.06	$26.63	$25.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.27	0.61	0.51	0.26	0.06	0.08
Net realized and unrealized gain (loss) on investments and securities sold short	(0.74)	4.99	2.52	(2.76)	3.55	1.55
Total from investment operations	(0.47)	5.60	3.03	(2.50)	3.61	1.63
Less distributions:
From net investment income	(0.64)	(0.51)	(0.22)	(0.07)	(0.18)	—
From net realized gains	—	—	—	—	—	—
Total distributions	(0.64)	(0.51)	(0.22)	(0.07)	(0.18)	—
Net asset value, end of period	$34.28	$35.39	$30.30	$27.49	$30.06	$26.63
Total Return(2)	−1.37%	18.67%	11.03%	−8.34%	13.59%	6.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$71,986	$88,465	$66,659	$35,741	$15,030	$11,317
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	0.74%(4)(6)	0.71%(4)	0.73%	0.98%	1.43%	3.31%(6)
After expense reimbursement/waiver	0.67%(4)(6)	0.66%(4)	0.65%	0.65%	0.65%	0.65%(6)
Ratio of net investment income to average net assets:
After expense reimbursement/waiver	1.54%(5)(6)	1.84%(5)	1.71%	0.88%	0.19%	0.43%(6)
Portfolio turnover rate(2)	36.91%	39.78%	50.36%	31.03%	70.83%	47.53%

(1)	Fund commenced operations on January 6, 2020.Information presented is for the period January 6, 2020 through September 30, 2020.
(2)	Not annualized for periods less than one year.
(3)	Per share amounts calculated using the average shares method.
(4)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 0.72% and 0.65% for the six-months ended March 31, 2025, and 0.70% and 0.65% for the year ended September 30, 2024.

(5)	The net investment income ratios include other extraordinary expenses.
(6)	Annualized.
The accompanying notes are an integral part of these financial statements.

35

The Leuthold Funds
Notes to the Financial Statements (Unaudited)
1.	Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Leuthold Funds consists of five series (each series a “Fund” and collectively the “Funds”), of which is each is diversified:

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Capital appreciation and income	11/20/1995	1/31/2006
Leuthold Global Fund	Capital appreciation and income	7/1/2008	4/30/2008
Leuthold Select Industries ETF	Capital appreciation	6/19/2000	n/a
Leuthold Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a

On January 17, 2025, each series of Leuthold Funds, Inc. (the “Acquired Funds”), reorganized into the Funds, each a series of the Trust. See Note 10 for further details.
The Funds are considered investment companies under and follow the accounting and reporting guidance in Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser to the Funds (the “Adviser”). All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.
Shares of the Leuthold Select Industries ETF and Leuthold Core ETF are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of March 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year period March 31, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax years ended September 30, 2021 through 2024.

36

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
Securities Transactions, Income and Distributions - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
Core Investment Fund, Global Fund, and Grizzly Short Fund will make distributions of net investment income, if any, quarterly. Core ETF and Select Industries ETF will make distributions of net investment income, if any, annual. Each Fund make distributions of net realized capital gains, if any, annually. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls; additionally, the Funds may be subject to expenses such as costs of borrowing and margin account maintenance. Since there is no maximum attainable price for a stock, short selling

37

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
could result in unlimited loss. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 3. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.
With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.
The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statements of Assets and Liabilities as an asset.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adoption this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and may include money market fund accounts. These balances may exceed FDIC insured limits.
3.	Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

38

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. Foreign securities, and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2025:
Leuthold Core Investment Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$324,444,867	$—	$0(a)(b)	$324,444,867
Exchange Traded Funds	45,734,127	—	—	45,734,127
U.S. Treasury Securities	—	10,071,066	—	10,071,066
Foreign Government Debt Obligations	—	10,679,491	—	10,679,491
U.S. Treasury Bills	—	16,968,493	—	16,968,493
Total Investments	$366,946,612	$40,951,432	$0(a)(b)	$407,898,044

39

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Common Stocks	$(44,161,259)	$—	$—	$(44,161,259)
Exchange Traded Funds	(41,265,615)	—	—	(41,265,615)
Real Estate Investment Trusts	(911,410)	—	—	(911,410)
Total Investments	$(86,338,284)	$—	$—	$(86,338,284)

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.
Leuthold Global Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,551,307	$3,987,991	$112,405	$11,651,703
Exchange Traded Funds	1,581,163	—	—	1,581,163
U.S. Treasury Securities	—	498,665	—	498,665
Foreign Government Debt Obligations	—	386,748	—	386,748
U.S. Treasury Bills	—	499,073	—	499,073
Total Investments	$9,132,470	$5,372,477	$112,405	$14,617,352
Liabilities:
Investments:
Exchange Traded Funds	$(2,318,731)	$—	$—	$(2,318,731)
Common Stocks	(800,849)	—	—	(800,849)
Real Estate Investment Trusts - Common	(16,508)	—	—	(16,508)
Total Investments	$(3,136,088)	$—	$—	$(3,136,088)

Leuthold Select Industries ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,249,017	$—	$—	$16,249,017
Total Investments	$16,249,017	$—	$—	$16,249,017

Leuthold Grizzly Short Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$6,987,026	$—	$6,987,026
Total Investments	$—	$6,987,026	$—	$6,987,026
Liabilities:
Investments:
Common Stocks	$(31,464,520)	$—	$—	$(31,464,520)
Exchange Traded Funds	(10,556,187)	—	—	(10,556,187)
Total Investments	$(42,020,707)	$—	$—	$(42,020,707)

40

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
Leuthold Core ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$61,426,756	$—	$—	$61,426,756
Total Investments	$61,426,756	$—	$—	$61,426,756

Refer to each Fund’s Schedule of Investments and/or Schedule of Securities Sold Short for further industry classification.
The following is a reconciliation of Level 3 assets in the Leuthold Global Fund for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 1, 2024	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	(181)
Net purchases (sales)	—
Transfers into and/or out of Level 3	112,586
Balance as of March 31, 2025	$112,405
Change in unrealized appreciation/depreciation during the period for Level 3 investments held as of March 31, 2025	$(181)

The Level 3 investments as of March 31, 2025, represented 0.6% of the Fund’s net assets.
The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2025:

Security Description	Security Type	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input*	Range	Weighted Average
Millicom International Cellular SA	Common Stock	$112,405	Last Trade	Recoverable Rate	100.0%	100%

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobervable input would result in a increase to the fair value. A decrease to the unobervable input would have the opposite effect.

4.	Federal Tax Information
As of September 30, 2024, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of securities’ appreciation for federal income tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Federal Income Tax Cost	$323,587,866	$14,469,903	$8,703,891	$(558,118)	$77,378,193
Unrealized Appreciation	173,293,471	4,632,904	6,152,942	2,608,430	13,149,786
Unrealized Depreciation	(4,280,628)	(1,395,892)	(50,882)	(3,197,557)	(2,172,468)
Net Appreciation	$169,012,843	$3,237,012	$6,012,060	$(589,127)	$10,977,318

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

41

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
At September 30, 2024, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) for federal income tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Undistributed Ordinary Income	$1,718,944	$—	$252,761	$1,544,008	$1,052,334
Undistributed long-term gains	27,175,197	1,058,934	1,152,189	—	—
Distributable earnings	28,894,141	1,058,934	1,404,950	1,544,008	1,052,334
Capital loss carryover and late-year losses	—	—	—	(381,363,729)	(44,488)
Other accumulated gains (losses)	—	—	—	—	—
Unrealized appreciation (depreciation)	169,012,843	3,237,012	6,102,060	(589,127)	10,977,318
Total accumulated earnings (deficit)	$197,906,984	$4,295,946	$7,507,010	$(380,408,848)	$11,985,164

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses. As of September 30, 2024, these amounts were:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Unlimited Short-Term	$—	$—	$—	$(381,363,729)	$(44,488)
Unlimited Long-Term	—	—	—	—	—

The Funds did not have any late-year losses incurred during the fiscal year ended September 30, 2024, as arising on the first day of the fiscal year ending September 30, 2025. The Funds also did not have any post-October losses. Leuthold Global Fund and Leuthold Core ETF utilized $35,356 and $689,960 in capital loss carry forwards during the year ended September 30, 2024.
The tax character of distributions paid during the period ended March 31, 2025, and the year ended September 30, 2024:
Period Ended March 31, 2025

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income*	$5,065,091	$339,273	$274,997	$2,492,204	$1,502,155
Long Term Capital Gain**	27,175,245	1,126,737	1,785,440	—	—
Total Distributions Paid	$32,240,336	$1,466,010	$2,060,437	$2,492,204	$1,502,155

Year Ended September 30, 2024

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income*	$7,722,596	$577,036	$165,254	$5,495,575	$1,180,984
Long Term Capital Gain**	21,949,824	5,643	436,719	—	—
Total Distributions Paid	$29,672,420	$582,679	$601,973	$5,495,575	$1,180,984

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).

42

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
5.	Investment Transactions
Purchases and sales of investment securities, other than short-term investments, U.S. Government securities, and securities sold short, for the period ended March 31, 2025 were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Core ETF
Purchases	$192,602,941	$5,127,859	$14,772,406	$44,050,626
Sales	259,411,901	8,281,306	11,963,125	60,834,704

Purchases and sales of U.S. Government securities for the period ended March 31, 2025 were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Core ETF
Purchases	$ —	$ —	$ —	$ —
Sales	—	—	—	—

During the period ended March 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Leuthold Select Industries ETF	$7,794,853	$1,498,725
Leuthold Core ETF	17,864,911	31,610,880

During the period ended March 31, 2025, net capital gains resulting from in-kind redemptions were as follows:

Leuthold Select Industries ETF	$558,764
Leuthold Core ETF	7,021,041

There were no purchases or sales of investment securities in the Leuthold Grizzly Short Fund because this Fund invests only in securities sold short.
6.	Investment Advisory and Other Transactions with Affiliates
Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
0.90%	0.90%	0.50%	1.25%	0.50%

Prior to January 17, 2025, the Select Industries ETF advisory fee was 1.00% of average daily net assets.
The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends, interest on securities sold short, acquired fund fees and expenses, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
1.25%	1.85%	0.65%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to thirty-six months from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

43

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
Prior to January 17, 2025, the Select Industries ETF operating expense were limited to 1.50% of average daily net assets.
Amounts subject to future recoupment as of March 31,2025 are as follows:
Leuthold Global Fund

Month of Expiration	Recoverable Amount
9/30/2027	$1,816
3/31/2028	12,536

Leuthold Select Industries ETF

Month of Expiration	Recoverable Amount
9/30/2025	$28,429
9/30/2026	52,137
9/30/2027	48,594
3/31/2028	34,856

Leuthold Core ETF

Month of Expiration	Recoverable Amount
9/30/2025	$33,585
9/30/2026	48,986
9/30/2027	45,007
3/31/2028	26,913

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2025, are disclosed in the Statements of Operations.
7.	Distribution Plan
The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Quasar Distributors, LLC, which serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Trustees. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

44

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
8.	Sub-Transfer Agent and Shareholder Servicing Fee Plans
The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund and Leuthold Grizzly Short Fund have adopted a Shareholder Service Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations. Prior to January 17, 2025, Leuthold Select Industries ETF had a Shareholder Service Fee of up to 0.15% of average daily net assets.
9.	Capital Share Transactions
Transactions in shares of the Funds were as follows:
Leuthold Core Investment Fund

	Period Ended March 31, 2025	Year Ended September 30, 2024
Retail Class
Shares sold	442,960	1,301,754
Shares issue in reinvestment of distributions	618,198	640,724
Shares redeemed	(1,588,352)	(2,565,750)
Net Decrease	(572,194)	(623,272)
Institutional Class
Shares sold	820,372	3,316,345
Shares issue in reinvestment of distributions	783,078	693,873
Shares redeemed	(1,794,662)	(2,711,090)
Net Increase (Decrease)	(191,212)	1,299,128
Net Increase (Decrease) in Capital Shares	(718,406)	675,856

Leuthold Global Fund

	Period Ended March 31, 2025	Year Ended September 30, 2024
Retail Class
Shares sold	6,554	14,095
Shares issue in reinvestment of distributions	25,953	9,092
Shares redeemed	(53,588)	(105,496)
Net Decrease	(21,081)	(82,309)
Institutional Class
Shares sold	24,071	61,545
Shares issue in reinvestment of distributions	115,255	47,201
Shares redeemed	(162,628)	(629,799)
Net Decrease	(23,302)	(521,053)
Net Decrease in Capital Shares	(44,383)	(603,362)

45

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
Leuthold Select Industries ETF

	Period Ended March 31, 2025	Year Ended September 30, 2024
Retail Class
Shares sold	232,564	165,556
Shares issue in reinvestment of distributions	57,563	18,256
Shares redeemed	(148,880)	(241,533)
Net Increase (Decrease) in Capital Shares	141,247	(57,721)

Leuthold Grizzly Fund

	Period Ended March 31, 2025	Year Ended September 30, 2024
Retail Class
Shares sold	2,118,898	5,828,582
Shares issue in reinvestment of distributions	427,987	751,499
Shares redeemed	(4,031,159)	(12,283,327)
Net Decrease in Capital Shares	(1,484,274)	(5,703,246)

Leuthold Core ETF

	Period Ended March 31, 2025	Year Ended September 30, 2024
Retail Class
Shares sold	575,000	825,000
Shares redeemed	(975,000)	(525,000)
Net Increase (Decrease) in Capital Shares	(400,000)	300,000

10.	Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Core Investment Fund	Charles Schwab	41.67%	Record
Grizzly Short Fund	Charles Schwab	27.18%	Record

11.	Reorganization of the Funds
On January 17, 2025, as the result of a tax-free reorganization, each Fund as a series of Leuthold Funds, Inc. (the “Predecessor Funds”), were reorganized into the Trust by transferring all the Predecessor Funds’ assets and liabilities to the applicable Fund in the Trust. The Predecessor Funds were deemed to be the accounting survivors for financial reporting purposes. The Funds paid a portion of the fees associated with the reorganization and are presented on the Statement of Operations for each Fund.

46

The Leuthold Funds
Notes to the Financial Statements (Unaudited)(Continued)
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of the reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Funds were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund*	Leuthold Grizzly Short Fund	Leuthold Core ETF
Net Assets	$537,187,304	$18,500,950	$11,548,505	$41,071,922	$81,019,050
Fair Value of Investments	$450,872,766	$15,585,450	$11,257,338	$(11,459,876)	$81,029,302
Net Unrealized Appreciation (Depreciation)	$119,598,257	$1,078,756	$3,744,481	$(1,100,883)	$8,396,352

*	Additionally, the Leuthold Select Industries Fund converted from a mutual fund to an ETF concurrently with the reorganization.
12.	Report of the Fund’s Special Shareholder Meeting
Special Meetings of Shareholders of the Acquired Funds took place on December 12, 2024, and January 8, 2025, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Funds, whereby the Funds, each a series of the Trust (the “Acquiring Funds”), would acquire all the assets and liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Funds (the “Reorganization”).
All Acquired Funds’ shareholders of record at the close of business on October 10, 2024, were entitled to vote.
For Leuthold Core Investment Fund, as of the record date, the Fund had 24,372,595 shares outstanding. Of the 12,807,489 shares of the Fund present in person or by proxy at the meeting on January 8, 2025: 11,221,341, or 87.6% voted in favor of the Reorganization (representing 46.0% of total outstanding shares), 347,022, or 2.7%, voted against the Reorganization, and 1,239,127, or 9.7% withheld from voting for the Reorganization.
For Leuthold Global Fund, as of the record date, the Fund had 2,097,352 shares outstanding. Of the 1,183,684 shares of the Fund present in person or by proxy at the meeting on January 8, 2025: 1,139,963, or 96.3% voted in favor of the Reorganization (representing 54.4% of total outstanding shares), 25,707, or 2.2%, voted against the Reorganization, and 18,013, or 1.5% withheld from voting for the Reorganization.
For Leuthold Select Industries Fund, as of the record date, the Fund had 337,166 shares outstanding. Of the 173,904 shares of the Fund present in person or by proxy at the meeting on December 12, 2024: 157,139, or 90.4% voted in favor of the Reorganization (representing 46.6% of total outstanding shares), 6,119, or 3.5%, voted against the Reorganization, and 10,646, or 6.1% withheld from voting for the Reorganization.
For Leuthold Grizzly Short Fund, as of the record date, the Fund had 9,216,714 shares outstanding. Of the 4,739,258 shares of the Fund present in person or by proxy at the meeting on December 12, 2024: 3,514,366, or 74.2% voted in favor of the Reorganization (representing 38.1% of total outstanding shares), 380,421, or 8.0%, voted against the Reorganization, and 844,471, or 17.8% withheld from voting for the Reorganization.
For Leuthold Core ETF, as of the record date, the Fund had 2,600,000 shares outstanding. Of the 1,322,290 shares of the Fund present in person or by proxy at the meeting on December 12, 2024: 1,185,553, or 89.7% voted in favor of the Reorganization (representing 45.6% of total outstanding shares), 433, or 0.0%, voted against the Reorganization, and 136,305, or 10.3% withheld from voting for the Reorganization.
Accordingly, the Reorganization was approved for each Fund.

47

The Leuthold Funds
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-800-273-6886.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-273-6886. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-800-273-6886, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
See Note 12 in the Notes to Financial Statements.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.

48

The Leuthold Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – The Leuthold Group, LLC
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 20-21, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved an investment advisory agreement between the Trust, on behalf of the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries ETF, Leuthold Grizzly Short Fund and Leuthold Core ETF (each a “Fund” and, together, the “Funds”), and The Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management) (“Leuthold” or the “Adviser”) (the “Leuthold Advisory Agreement”), for an initial two-year term.
Prior to the meeting and at the meeting, the Trustees received and considered information from the Adviser and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Leuthold Advisory Agreement (“Support Materials”). The Independent Trustees then reviewed the Support Materials with regard to Leuthold and the Funds. They discussed initial SEC filings for the Funds. They reviewed and considered the Leuthold’s responses to the due diligence questionnaires regarding each Fund’s investment strategy, services that Leuthold proposed to provide to the Funds, proposed Fund management fees and the profitability that Leuthold expects to realize from its management of each Fund, any additional benefits that Leuthold expects to realize from its management of the Funds, and other matters that the Trustees deemed relevant. They also reviewed analyses which were prepared by the administrator of each Fund’s proposed and projected expenses relative to other funds in the same Morningstar category. Before voting to approve the Leuthold Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the approval of the Leuthold Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the Leuthold Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Acquiring Funds: (1) the nature, extent, and quality of the services to be provided by Leuthold with respect to the Acquiring Funds; (2) the Target Funds’ historical performance and, where applicable, the performance of other investment accounts managed by Leuthold; (3) the cost of the services to be provided and the profits to be realized by Leuthold, and the revenue received, from services rendered to the Target Funds; (4) comparative fee and expense data for the Acquiring Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Acquiring Funds grow, and whether the proposed advisory fee for each Acquiring Fund reflects such economies of scale for the Acquiring Fund’s benefit; and (6) other benefits to Leuthold resulting from services rendered to the Acquiring Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Leuthold will provide under the Leuthold Advisory Agreement with respect to each Acquiring Fund, noting that such services include but are not limited to the following: (1) investing the Acquiring Fund’s assets consistent with its investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Acquiring Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Leuthold on behalf of the Acquiring Fund; (5) selecting broker-dealers to execute orders on behalf of the Acquiring Fund; and (6) monitoring and maintaining the Acquiring Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees noted that Leuthold is well capitalized and also considered Leuthold’s assets under management. The Trustees considered the experience of the proposed portfolio managers in having managed the Target Funds with substantially similar strategies as the Acquiring Funds. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Leuthold proposes to provide to the Acquiring Funds under the Leuthold Advisory Agreement.
Fund Historical Performance and the Overall Performance of Leuthold. In assessing the quality of the portfolio management delivered by Leuthold, the Trustees considered the short-term and long-term performance of each Target Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and, where applicable, a Target Fund’s composite of separate accounts that Leuthold manages utilizing a similar investment strategy. When comparing each

49

The Leuthold Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – The Leuthold Group, LLC(Continued)
Target Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Target Fund, as well as the Target Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.
•
Leuthold Core Investment Fund. The Trustees noted that while the Fund had underperformed both the Category and Cohort averages for the year-to-date period ended March 31, 2023, it had outperformed both the Category and Cohort averages for the one-year, three-year, five-year and ten-year periods ended March 31, 2023. The Trustees also considered that the Fund had underperformed its primary benchmark index for each of the periods ended December 31, 2023. The Trustees noted that the Fund’s performance had generally been consistent with the performance of the composite of accounts managed by Leuthold with similar strategies to the Fund.

•
Leuthold Global Fund. The Trustees noted that the Fund had outperformed the Category averages for the one-year, three-year and ten-year periods ended March 31, 2023, and the Cohort average for the one-year period ended March 31, 2023, but had underperformed the Category and Cohort averages for all other periods presented. The Trustees also considered that the Fund had underperformed its primary benchmark index for each of the periods ended December 31, 2023. The Trustees noted that Leuthold does not manage other accounts with similar strategies to the Fund.

•
Leuthold Select Industries Fund. The Trustees noted that the Fund had outperformed the Category and Cohort averages for all periods presented, except that the Fund had underperformed the Cohort average for the year-to-date period ended March 31, 2023. The Trustees also considered that the Fund had outperformed its primary benchmark index for the three-year and since inception periods ended December 31, 2023, but had underperformed this index for all other periods presented. The Trustees noted that the Fund’s performance had generally been consistent with the performance of the composite of accounts managed by Leuthold with similar strategies to the Fund.

•
Leuthold Grizzly Short Fund. The Trustees noted that the Fund had underperformed the Cohort averages for all periods presented. The Trustees also noted that due to the wide variety of fund types in the Fund’s Category, performance information of the Category was not considered relevant to evaluate the Fund. The Trustees also considered that the Fund had underperformed its primary benchmark index for each of the periods ended December 31, 2023. The Trustees noted that the Fund’s performance had generally been consistent with the performance of the composite of accounts managed by Leuthold with similar strategies to the Fund.

•
Leuthold Core ETF. The Trustees noted that the Fund had outperformed the Category averages for one-year and three-year periods ended March 31, 2023, and the Cohort average for the one-year period ended March 31, 2023, but had underperformed the Category and Cohort averages for all other periods presented. The Trustees also considered that the Fund had underperformed its primary benchmark index for each of the periods ended December 31, 2023. The Trustees noted that the Fund’s performance had generally been consistent with the performance of the composite of accounts managed by Leuthold with similar strategies to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that each Acquiring Fund will pay to Leuthold under the Leuthold Advisory Agreement. They also considered Leuthold’s profitability analysis for services that Leuthold rendered to the Target Funds during 2022 calendar year, noting in particular that the Leuthold Select Industries ETF will have a lower management fee and expense cap but that otherwise the other Acquired Funds would have the same fees as the corresponding Target Funds. In that regard, the Trustees noted that Leuthold had agreed to waive a portion of its management fees or reimburse expenses, as necessary, during the first two years of each Acquiring Fund’s operations under the proposed operating expenses limitation agreement.

50

The Leuthold Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – The Leuthold Group, LLC(Continued)
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses to be borne by each Acquiring Fund and those of funds within the same Category and Cohort. The Trustees noted:
•
Leuthold Core Investment Fund. The Fund’s advisory fee was below the Cohort average, but above the Category average, and its total expenses were above the Cohort average, but below the Category average.

•
Leuthold Global Fund. The Fund’s advisory fee and total expenses were each above the Category and Cohort averages. The Trustees also took into account that the Fund’s net assets were significantly below the average net assets of the funds in the Cohort.

•
Leuthold Select Industries ETF. The Trustee’s noted that the Fund’s advisory fee and total expenses were each below the Category and Cohort averages, taking into account the fee reductions associated with the Fund’s conversion to an ETF.

•
Leuthold Grizzly Short Fund. The Trustees noted that the Fund’s advisory fee and total expenses were each above the Cohort averages. The Trustees also took into account that the Fund’s net assets were moderately lower than the average net assets of the funds in the Cohort. The Trustees also noted that due to the wide variety of fund types in the Fund’s Category, expense information of the Category was not considered relevant to evaluate the Fund.

•	Leuthold Core ETF. The Trustee’s noted that the Fund’s advisory fee and total expenses were each below the Category and Cohort averages.
Economies of Scale. The Trustees considered whether the Acquiring Funds would benefit from any economies of scale, noting that the proposed investment advisory fee for each Acquiring Fund does not contain breakpoints. The Trustees also considered that Leuthold had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Leuthold from its relationships with the Acquiring Funds. The Trustees noted that Leuthold will not use affiliated brokers to execute the Acquiring Funds’ portfolio transactions. The Trustees also considered that Leuthold expects to realize a soft dollar benefit with respect to portfolio transactions of the Acquiring Funds. While the Trustees noted that the Leuthold Global Fund will utilize Rule 12b-1 fees to pay for shareholder and distribution services related to Retail Class Shares of the Fund, the Trustees also observed that Leuthold was incurring its own distribution expenses on behalf of the Target Fund. The Trustees considered that Leuthold may receive some form of reputational benefit from services rendered to the Acquiring Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Leuthold is not expected to receive additional material benefits from its relationship with the Acquiring Funds.

51

INVESTMENT ADVISER
Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management)
100 North 6th Street, Suite 600A
Minneapolis, MN 55403
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
800-273-6886
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-800-273-6886.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	June 5, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	June 5, 2025

* Print the name and title of each signing officer under his or her signature.